================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

           Simon D. Collier, President & Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                       Date of fiscal year end: March 31

            Date of reporting period: April 1, 2007 - June 30, 2007

================================================================================

Item 1. Schedule of Investments.

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (Unaudited)

SHARES SECURITY DESCRIPTION                                              VALUE
------ --------------------                                             -------
LONG POSITIONS - 106.2%
EQUITY SECURITIES - 63.6%
COMMON STOCKS - 62.7%
CONSUMER DISCRETIONARY - 8.6%
 1,300 Abercrombie & Fitch Co. (g)                                       94,874
 4,200 Adidas AG                                                        264,642
 2,800 Aeropostale, Inc. (a) (g)                                        116,704
13,700 American Eagle Outfitters, Inc. (g)                              351,542
 3,400 AnnTaylor Stores Corp. (a) (g)                                   120,428
 3,163 ArvinMeritor, Inc. (g)                                            70,219
 1,000 Autoliv, Inc. (g)                                                 56,870
 3,200 Barnes & Noble, Inc. (g)                                         123,104
 3,000 Bed Bath & Beyond, Inc. (a) (g)                                  107,970
 5,250 Big Lots, Inc. (a) (g)                                           154,455
 2,000 BJ's Wholesale Club, Inc. (a) (g)                                 72,060
 3,750 Brinker International, Inc. (g)                                  109,762
 2,575 Brown Shoe Co., Inc. (g)                                          62,624
 3,750 Buckle, Inc. (g)                                                 147,750
 2,800 Buffalo Wild Wings, Inc. (a) (g)                                 116,452
 2,400 Cache, Inc. (a) (g)                                               31,848
26,025 Carmax, Inc. (a) (g)                                             663,638
 9,600 Carter's, Inc. (a) (g)                                           249,024
 1,575 CBRL Group, Inc. (g)                                              66,906
 8,180 CDW Corp. (g)                                                    695,055
 5,745 CEC Entertainment, Inc. (a) (g)                                  202,224
 2,200 Centex Corp. (g)                                                  88,220
 6,950 Charlotte Russe Holding, Inc. (a) (g)                            186,747
 5,500 Chico's FAS, Inc. (a) (g)                                        133,870
14,085 Cintas Corp. (g)                                                 555,372
 5,850 Circuit City Stores, Inc. (g)                                     88,218
14,400 Coach, Inc. (a) (g)                                              682,416
 1,100 Columbia Sportswear Co. (g)                                       75,548
 9,150 Continental Airlines, Inc. (a) (g)                               309,910
 6,915 Costco Wholesale Corp. (g)                                       404,666
 1,200 D.R. Horton, Inc. (g)                                             23,916
 2,700 Darden Restaurants, Inc. (g)                                     118,773
 4,075 Deckers Outdoor Corp. (a) (g)                                    411,168
 6,000 Dollar Tree Stores, Inc. (a) (g)                                 261,300
12,100 DreamWorks Animation SKG, Inc. (a)                               348,964
 1,200 Ethan Allen Interiors, Inc. (g)                                   41,100
 4,600 ExpressJet Holdings, Inc. (a) (g)                                 27,508
 5,700 Ezcorp, Inc. (a) (g)                                              75,468
20,650 Family Dollar Stores, Inc. (g)                                   708,708
 2,800 First Cash Financial Services, Inc. (a) (g)                       65,632
 3,275 Foot Locker, Inc. (g)                                             71,395
19,850 Furniture Brands International, Inc. (g)                         281,870
 3,500 GameStop Corp. (a) (g)                                           136,850
20,835 Gap, Inc. (g)                                                    397,948
 3,500 General Motors Corp.                                             132,300
14,275 Goodyear Tire & Rubber Co. (a) (g)                               496,199
 4,225 Gymboree Corp. (a) (g)                                           166,507
 9,300 Hasbro, Inc. (g)                                                 292,113
 4,800 Hibbett Sports, Inc. (a) (g)                                     131,424
 4,500 Home Depot, Inc.                                                 177,075
 2,500 Hovnanian Enterprises, Inc. (a) (g)                               41,325
 1,550 International Game Technology                                     61,535
 3,100 Jack in the Box, Inc. (a) (g)                                    219,914
 1,025 JC Penney Co., Inc. (g)                                           74,190
 1,200 Jones Apparel Group, Inc. (g)                                     33,900
 4,000 Knoll, Inc. (g)                                                   89,600
 9,200 Kohl's Corp. (a) (g)                                             653,476
 1,550 Las Vegas Sands Corp. (a)                                        118,404
 1,200 Lennar Corp. (g)                                                  43,872
27,690 Limited Brands, Inc. (g)                                         760,090
 5,400 Lowe's Cos., Inc. (g)                                            165,726
 9,635 Macy's, Inc. (g)                                                 383,280
 1,500 Magna International, Inc. (g)                                    136,485
 5,900 Maidenform Brands, Inc. (a) (g)                                  117,174
 3,000 Marvel Entertainment, Inc. (a) (g)                                76,440
23,750 Mattel, Inc. (g)                                                 600,638
 1,575 Men's Wearhouse, Inc. (g)                                         80,435
 7,050 MGM Mirage (a) (g)                                               581,484
 2,965 Mohawk Industries, Inc. (a) (g)                                  298,842
 3,270 Newell Rubbermaid, Inc. (g)                                       96,236
 8,550 Nike, Inc., Class B (g)                                          498,379
 9,100 Nordstrom, Inc. (g)                                              465,192
   300 NVR, Inc. (a) (g)                                                203,925
 1,474 OfficeMax, Inc. (g)                                               57,928
 4,800 Paccar, Inc. (g)                                                 417,792
 7,100 Pacific Sunwear of California (a) (g)                            156,200
 2,200 Papa John's International, Inc. (a) (g)                           63,272
 2,350 Payless Shoesource, Inc. (a) (g)                                  74,143
 6,700 Penn National Gaming, Inc. (a) (g)                               402,603
 2,600 PF Chang's China Bistro, Inc. (a) (g)                             91,520
 1,425 Phillips-Van Heusen (g)                                           86,312
 5,400 Polaris Industries, Inc. (g)                                     292,464
   800 Polo Ralph Lauren Corp. (g)                                       78,488
 3,200 Pulte Homes, Inc. (g)                                             71,840
 7,025 RadioShack Corp. (g)                                             232,808
 3,835 Retail Ventures, Inc. (a) (g)                                     61,859
 2,700 Ross Stores, Inc. (g)                                             83,160
11,780 Royal Caribbean Cruises, Ltd. (g)                                506,304
 4,600 Ruby Tuesday, Inc. (g)                                           121,118
 2,660 Ryanair Holdings, plc (a) (g)                                    100,415
 3,400 Ryland Group, Inc. (g)                                           127,058
 3,525 Saks, Inc. (g)                                                    75,259

SHARES SECURITY DESCRIPTION                                            VALUE
------ --------------------                                          ----------
 4,045 Sears Holdings Corp. (a) (g)                                     685,628
 3,300 Select Comfort Corp. (a) (g)                                      53,526
 2,500 Sonic Automotive, Inc. (g)                                        72,425
38,400 Sonic Corp. (a) (g)                                              849,408
30,000 Standard-Pacific Corp.                                           525,900
 3,750 Starbucks Corp. (a) (g)                                           98,400
39,000 Steak N Shake Co. (a)                                            650,910
 4,150 Steven Madden, Ltd. (g)                                          135,954
 1,200 Target Corp. (g)                                                  76,320
 1,300 Tech Data Corp. (a) (g)                                           49,998
 4,100 Tempur-Pedic International, Inc. (g)                             106,190
 2,600 Thor Industries, Inc. (g)                                        117,364
 2,725 TJX Cos., Inc. (g)                                                74,937
 2,000 Toll Brothers, Inc. (a) (g)                                       49,960
 9,350 Toro Co. (g)                                                     550,621
11,000 Triarc Cos., Inc.                                                174,570
 2,900 Unilever PLC ADR                                                  93,554
 2,000 Vail Resorts, Inc. (a) (g)                                       121,740
11,500 Wal-Mart Stores, Inc.                                            553,265
 5,550 Warner Music Group Corp.                                          80,198
 6,375 Wendy's International, Inc. (g)                                  234,281
 1,600 Winnebago Industries (g)                                          47,232
 1,400 WW Grainger, Inc. (g)                                            130,270
 2,025 Wyndham Worldwide Corp. (a) (g)                                   73,427
 6,550 Wynn Resorts, Ltd. (g)                                           587,469
 2,800 Yum! Brands, Inc. (g)                                             91,616
                                                                     ----------
                                                                     25,955,584
                                                                     ----------
CONSUMER STAPLES - 6.6%
20,000 Aaron Rents, Inc.                                                584,000
 1,496 Advanced Medical Optics, Inc. (a) (g)                             52,180
 4,800 American Greetings Corp. (g)                                     135,984
 2,500 AMN Healthcare Services, Inc. (a) (g)                             55,000
 6,500 Anheuser-Busch Cos., Inc. (g)                                    339,040
10,245 Apollo Group, Inc. (a) (g)                                       598,615
 4,100 Arbitron, Inc. (g)                                               211,273
10,150 Avon Products, Inc. (g)                                          373,013
 1,490 Becton Dickinson & Co. (g)                                       111,005
 7,700 Blyth, Inc. (g)                                                  204,666
15,700 Bowne & Co., Inc. (g)                                            306,307
 6,900 ChoicePoint, Inc. (a) (g)                                        292,905
 7,900 Church & Dwight Co., Inc. (g)                                    382,834
53,000 Coca-Cola Co.                                                  2,772,430
 1,900 Colgate-Palmolive Co. (g)                                        123,215
 4,600 Comdisco Holding Co., Inc.                                        57,730
 7,750 ConAgra Foods, Inc. (g)                                          208,165
 1,300 Consolidated Graphics, Inc. (a) (g)                               90,064
 3,200 Convergys Corp. (a) (g)                                           77,568
15,625 Deluxe Corp. (g)                                                 634,531
18,500 Gartner, Inc. (a) (g)                                            454,915
 1,595 General Mills, Inc. (g)                                           93,180
 6,100 Gevity HR, Inc. (g)                                              117,913
 3,000 Gilead Sciences, Inc. (a) (g)                                    116,310
 2,500 Haemonetics Corp. (a) (g)                                        131,525
 2,600 Heidrick & Struggles International, Inc. (a) (g)                 133,224
 5,160 HJ Heinz Co. (g)                                                 244,946
 3,950 ITT Educational Services, Inc. (a) (g)                           463,651
 4,400 Jackson Hewitt Tax Service, Inc. (g)                             123,684
 4,000 Jarden Corp. (a)                                                 172,040
 4,060 JM Smucker Co. (g)                                               258,460
 1,800 Kellogg Co. (g)                                                   93,222
12,450 Koninklijke Ahold NV (a) (g)                                     155,874
10,000 Kraft Foods, Inc.                                                352,500
20,260 Kroger Co. (g)                                                   569,914
 6,300 Labor Ready, Inc. (a) (g)                                        145,593
 7,450 Loews Corp. - Carolina Group (g)                                 575,661
 3,300 McCormick & Co., Inc. (g)                                        125,994
 4,800 McKesson Corp. (g)                                               286,272
 1,065 Molson Coors Brewing Co. (g)                                      98,470
 5,150 Moody's Corp. (g)                                                320,330
10,000 Pepsi Bottling Group, Inc. (g)                                   336,800
30,300 PepsiCo, Inc. (g)                                              1,964,955
 3,800 Pharmion Corp. (a) (g)                                           110,010
20,960 Procter & Gamble Co. (g)                                       1,282,542
16,750 Quanta Services, Inc. (a)                                        513,723
14,030 Robert Half International, Inc. (g)                              512,095
 4,400 Rollins, Inc. (g)                                                100,188
 5,850 Safeway, Inc. (g)                                                199,076
 3,400 Sanderson Farms, Inc. (g)                                        153,068
 9,000 Sotheby's (g)                                                    414,180
 1,000 Steiner Leisure, Ltd. (a) (g)                                     49,120
12,350 Tupperware Brands Corp. (g)                                      354,939
 4,700 Universal Technical Institute, Inc. (a) (g)                      119,333
12,000 WM Wrigley Jr Co.                                                663,720
 4,500 Zimmer Holdings, Inc. (a) (g)                                    382,005
                                                                     ----------
                                                                     19,799,957
                                                                     ----------
ENERGY - 5.7%
 9,890 Anadarko Petroleum Corp. (g)                                     514,181
 7,105 Apache Corp. (g)                                                 579,697
 3,300 ATP Oil & Gas Corp. (a) (g)                                      160,512
11,250 Cabot Oil & Gas Corp. (g)                                        414,900
 9,250 Canadian Natural Resources, Ltd.                                 613,737
 7,000 Canadian Oil Sands Trust                                         216,466
31,850 Canadian Oil Sands Trust                                         984,802
 6,670 Chevron Corp. (g)                                                561,881
 5,800 Cimarex Energy Co. (g)                                           228,578
   400 CNOOC, Ltd.                                                       45,476
 1,575 ConocoPhillips Co. (g)                                           123,638
18,400 Covanta Holding Corp. (a) (g)                                    453,560
 2,200 Dawson Geophysical Co. (a)                                       135,212
 1,000 Diamond Offshore Drilling, Inc. (g)                              101,560
 9,400 Dresser-Rand Group, Inc. (a) (g)                                 371,300

SHARES  SECURITY DESCRIPTION                                           VALUE
------  --------------------                                         ----------
 33,300 El Paso Corp.                                                   573,759
  9,100 EnCana Corp. (g)                                                559,195
  4,950 ENSCO International, Inc. (g)                                   302,000
  9,400 Equitable Resources, Inc. (g)                                   465,864
  1,500 Exxon Mobil Corp. (g)                                           125,820
  6,400 FMC Technologies, Inc. (a)                                      507,008
 19,900 Global Industries, Ltd. (a) (g)                                 533,718
  1,850 Grant Prideco, Inc. (a) (g)                                      99,586
  9,565 Halliburton Co. (g)                                             329,993
  7,700 Headwaters, Inc. (a) (g)                                        132,979
 22,475 Hercules Offshore, Inc. (a) (g)                                 727,740
  1,200 Hess Corp. (g)                                                   70,752
  9,650 Holly Corp. (g)                                                 715,933
 10,050 Imperial Oil, Ltd.                                              466,722
 11,800 Marathon Oil Corp. (g)                                          707,528
  1,725 Murphy Oil Corp. (g)                                            102,534
  4,200 Newfield Exploration Co. (a) (g)                                191,310
  5,125 Noble Energy, Inc. (g)                                          319,749
  4,000 Occidental Petroleum Corp. (g)                                  231,520
  9,700 Oceaneering International, Inc. (a) (g)                         510,608
 11,800 Parker Drilling Co. (a) (g)                                     124,372
  8,300 Patterson-UTI Energy, Inc. (g)                                  217,543
  5,500 Petro-Canada (g)                                                292,380
 13,030 Pioneer Natural Resources Co. (g)                               634,691
  1,000 Schlumberger, Ltd. (g)                                           84,940
  1,800 St Mary Land & Exploration Co. (g)                               65,916
 12,900 Suncor Energy, Inc.                                           1,159,968
  4,100 Sunoco, Inc. (g)                                                326,688
  2,000 Swift Energy Co. (a) (g)                                         85,520
  8,100 Talisman Energy, Inc. (g)                                       156,573
    300 Texas Pacific Land Trust                                         92,250
  3,500 Unit Corp. (a) (g)                                              220,185
  2,000 Valero Energy Corp. (g)                                         147,720
     55 Western Oil Sands, Inc. (a)                                       1,833
    100 Western Oil Sands, Inc. (a)                                       3,333
  5,100 Williams Cos., Inc. (g)                                         161,262
  1,650 XTO Energy, Inc. (g)                                             99,165
                                                                     ----------
                                                                     17,054,157
                                                                     ----------
FINANCIALS - 17.9%
  3,300 Advanta Corp. (g)                                               102,762
  2,750 Affiliated Managers Group, Inc. (a) (g)                         354,090
    800 AG Edwards, Inc. (g)                                             67,640
    300 Alexander's, Inc. (a)                                           121,275
 30,000 Allied Capital Corp.                                            928,800
  2,200 Allstate Corp. (g)                                              135,322
  2,150 American Financial Group, Inc. (g)                               73,423
 11,210 American Real Estate Partners LP                              1,140,505
 58,000 AmeriCredit Corp. (a)                                         1,539,900
  4,500 Associated Banc-Corp (g)                                        147,150
  3,000 Assurant, Inc. (g)                                              176,760
 22,150 ASX, Ltd.                                                       915,243
    675 AvalonBay Communities, Inc. (g)                                  80,244
  3,525 Bank of America Corp. (g)                                       172,337
  1,800 Bank of Hawaii Corp. (g)                                         92,952
 38,800 Bank of New York Mellon Corp. (a) (g)                         1,607,872
 15,350 BankUnited Financial Corp. (g)                                  308,075
  1,950 BB&T Corp. (g)                                                   79,326
  1,950 Bear Stearns Cos., Inc. (g)                                     273,000
     20 Berkshire Hathaway, Inc. (a) (g)                              2,189,500
    135 Berkshire Hathaway, Inc., Class B (a)                           486,675
    950 BlackRock, Inc.                                                 148,760
    725 Boston Properties, Inc. (g)                                      74,044
  9,480 Bridge Capital Holdings (a) (g)                                 224,676
 25,150 Brookfield Asset Management, Inc. (g)                         1,003,485
  1,150 Capital One Financial Corp. (g)                                  90,206
  2,750 Cathay General Bancorp                                           92,235
 10,250 CB Richard Ellis Group, Inc. (a) (g)                            374,125
  5,600 Cbot Holdings, Inc.                                           1,156,960
  5,500 Center Financial Corp.                                           93,060
  1,130 Chicago Mercantile Exchange Holdings, Inc.                      603,827
  4,400 Chubb Corp. (g)                                                 238,216
  3,600 Cigna Corp. (g)                                                 187,992
  7,260 Citigroup, Inc. (g)                                             372,365
  1,800 City National Corp. (g)                                         136,962
  6,000 Climate Exchange plc (a)                                        222,869
  7,550 Cohen & Steers, Inc. (g)                                        328,047
  6,450 Comerica, Inc. (g)                                              383,582
  3,600 Commerce Group, Inc. (g)                                        124,992
 11,600 Corus Bankshares, Inc. (g)                                      200,216
  7,000 Countrywide Financial Corp. (g)                                 254,450
 43,550 E*Trade Financial Corp. (a) (g)                                 962,019
  3,650 East West Bancorp, Inc.                                         141,912
 23,550 Eaton Vance Corp. (g)                                         1,040,439
 11,800 Entertainment Properties Trust (g)                              634,604
 43,000 Equity Inns, Inc.                                               963,200
  2,700 Erie Indemnity Co. (g)                                          145,908
  2,315 Euronext NV (a)                                                 292,058
  8,300 Federated Investors, Inc. (g)                                   318,139
 43,155 First Marblehead Corp. (g)                                    1,667,509
  7,175 FirstFed Financial Corp. (a) (g)                                407,038
 12,150 Forest City Enterprises, Inc. (g)                               746,982
  3,750 Franklin Resources, Inc. (g)                                    496,762
  1,450 Goldman Sachs Group, Inc. (g)                                   314,287
  1,000 Greenhill & Co., Inc. (g)                                        68,710
  8,850 Groupe Bruxelles Lambert SA                                   1,105,606
  5,500 Hanmi Financial Corp.                                            93,830
  3,800 Hanover Insurance Group, Inc. (g)                               185,402
 11,000 Health Care REIT, Inc.                                          443,960
125,000 Hong Kong Exchanges and Clearing, Ltd.                        1,766,440
  2,375 Hospitality Properties Trust (g)                                 98,539
  5,550 Host Hotels & Resorts, Inc. (g)                                 128,316
 55,000 HRPT Properties Trust                                           572,000

SHARES  SECURITY DESCRIPTION                                           VALUE
------  --------------------                                         ----------
  2,000 ICICI Bank, Ltd.                                                 98,300
  5,790 Independence Holding Co. (g)                                    118,290
 22,000 IndyMac Bancorp, Inc.                                           641,740
  6,500 IntercontinentalExchange, Inc. (a) (g)                          961,024
  4,000 IPC Holdings, Ltd. (g)                                          129,160
 13,000 iStar Financial, Inc.                                           576,290
  4,250 Jones Lang LaSalle, Inc. (g)                                    482,375
  5,550 JPMorgan Chase & Co. (g)                                        268,897
 46,100 JSE, Ltd.                                                       521,225
  3,775 Keycorp (g)                                                     129,596
 53,300 LaBranche & Co., Inc. (a)                                       393,354
  1,550 Lazard, Ltd.                                                     69,797
    950 Legg Mason, Inc.                                                 93,461
 40,300 Leucadia National Corp.                                       1,420,575
  1,425 Lincoln National Corp. (g)                                      101,104
311,500 Link REIT                                                       689,177
  4,300 Loews Corp. (g)                                                 219,214
  2,150 M&T Bank Corp.                                                  229,835
  3,800 Macerich Co.                                                    313,196
  1,000 Markel Corp. (a)                                                484,560
  9,300 Mercury General Corp. (g)                                       512,523
  1,200 Merrill Lynch & Co., Inc. (g)                                   100,296
  1,575 MetLife, Inc. (g)                                               101,556
    250 Montreal Exchange, Inc.                                           9,146
  1,650 Morgan Stanley (a) (h)                                          114,691
  1,200 Morgan Stanley (g)                                              100,656
  5,500 Nara Bancorp, Inc.                                               87,615
 28,250 Nasdaq Stock Market, Inc. (a)                                   839,307
    250 Nymex Holdings, Inc.                                             31,408
 36,775 NYSE Euronext (g)                                             2,707,375
 18,500 OMX AB                                                          554,524
     70 Osaka Securities Exchange Co., Ltd.                             324,008
 24,625 Pacific Capital Bancorp NA (g)                                  664,383
  1,500 Pargesa Holding SA                                              167,990
  1,500 Philadelphia Consolidated Holding Corp. (a) (g)                  62,700
  7,300 PMI Group, Inc. (g)                                             326,091
  2,050 PNC Financial Services Group, Inc. (g)                          146,739
  5,225 Popular, Inc. (g)                                                83,966
    450 Power Corp. of Canada                                            16,607
  2,000 Power Corp. of Canada                                            73,800
  2,000 Principal Financial Group, Inc. (g)                             116,580
  9,750 Progressive Corp.                                               233,317
  1,650 Prologis (g)                                                     93,885
 49,000 Quanta Capital Holdings, Ltd. (a)                               117,600
 25,000 Realty Income Corp.                                             629,750
  4,300 RLI Corp. (g)                                                   240,585
  1,600 Safeco Corp. (g)                                                 99,616
  1,300 Safety Insurance Group, Inc. (g)                                 53,820
  5,825 Simon Property Group, Inc. (g)                                  541,958
208,000 Singapore Exchange, Ltd.                                      1,331,418
    975 SL Green Realty Corp. (g)                                       120,793
 12,350 SLM Corp. (g)                                                   711,113
  2,300 St. Joe Co.                                                     106,582
  3,675 Sterling Financial Corp. (g)                                    106,355
    150 Student Loan Corp.                                               30,585
  1,600 SVB Financial Group (a) (g)                                      84,976
  2,600 T Rowe Price Group, Inc. (g)                                    134,914
  7,650 Taubman Centers, Inc. (g)                                       379,516
    600 Thomas Weisel Partners Group, Inc. (a)                            9,990
  4,800 TierOne Corp. (g)                                               144,480
  3,500 Torchmark Corp. (g)                                             234,500
  2,100 Triad Guaranty, Inc. (a) (g)                                     83,853
 23,000 Trustmark Corp.                                                 594,780
  5,500 UCBH Holdings, Inc.                                             100,485
  5,000 UDR, Inc.                                                       131,500
  4,500 UnionBanCal Corp. (g)                                           268,650
  3,000 US Bancorp (g)                                                   98,850
  6,550 US Global Investors, Inc.                                       148,488
 35,153 Van der Moolen Holding NV (a)                                   176,117
    300 Vornado Realty Trust                                             32,952
  3,000 Wachovia Corp. (g)                                              153,750
  4,800 Washington Mutual, Inc. (g)                                     204,672
  7,000 Washington Real Estate Investment Trust                         238,000
  2,300 Webster Financial Corp. (g)                                      98,141
  3,050 Wells Fargo & Co.                                               107,268
  1,105 White Mountains Insurance Group, Ltd.                           669,652
  2,900 Willis Group Holdings, Ltd. (g)                                 127,774
  2,125 Wilmington Trust Corp. (g)                                       88,209
  5,500 Wilshire Bancorp, Inc.                                           66,990
  1,150 Zions Bancorporation (g)                                         88,447
                                                                     ----------
                                                                     53,865,042
                                                                     ----------
HEALTH CARE - 3.1%
  1,900 Aetna, Inc. (g)                                                  93,860
  3,600 AmerisourceBergen Corp. (g)                                     178,092
  2,400 Amgen, Inc. (a) (g)                                             132,696
  1,148 Amylin Pharmaceuticals, Inc. (a) (g)                             47,252
  4,200 Apria Healthcare Group, Inc. (a) (g)                            120,834
  1,760 Barr Pharmaceuticals, Inc. (a) (g)                               88,405
  2,520 Baxter International, Inc. (g)                                  141,977
  1,200 Biogen Idec, Inc. (a) (g)                                        64,200
  2,175 Bristol-Myers Squibb Co. (g)                                     68,643
  2,000 Cardinal Health, Inc. (g)                                       141,280
  5,700 Celgene Corp. (a) (g)                                           326,781
  1,275 Cephalon, Inc. (a) (g)                                          102,497
  2,025 Cooper Cos., Inc. (g)                                           107,973
  1,700 CR Bard, Inc. (g)                                               140,471
  8,150 Dade Behring Holdings, Inc. (g)                                 432,928
 10,950 Express Scripts, Inc. (a) (g)                                   547,609
 11,400 Forest Laboratories, Inc. (a) (g)                               520,410
  2,000 Gen-Probe, Inc. (a) (g)                                         120,840
  1,760 Health Net, Inc. (a) (g)                                         92,928
  2,500 Henry Schein, Inc. (a) (g)                                      133,575

SHARES  SECURITY DESCRIPTION                                           VALUE
------  --------------------                                         ----------
  2,200 Hillenbrand Industries, Inc. (g)                                143,000
  1,300 Idexx Laboratories, Inc. (a) (g)                                123,019
  2,550 Intuitive Surgical, Inc. (a) (g)                                353,864
 10,000 Invacare Corp. (g)                                              183,300
  3,325 Invitrogen Corp. (a) (g)                                        245,219
  8,800 Johnson & Johnson                                               542,256
  7,650 Kinetic Concepts, Inc. (a) (g)                                  397,570
  3,300 King Pharmaceuticals, Inc. (a) (g)                               67,518
  6,700 Manor Care, Inc. (g)                                            437,443
  1,690 Medco Health Solutions, Inc. (a) (g)                            131,803
  1,960 NBTY, Inc. (a) (g)                                               84,672
 19,300 Pfizer, Inc. (g)                                                493,501
  8,900 Psychiatric Solutions, Inc. (a) (g)                             322,714
 14,775 Quest Diagnostics, Inc. (g)                                     763,129
  1,500 Sierra Health Services, Inc. (a)                                 62,370
  2,375 St Jude Medical, Inc. (a) (g)                                    98,539
  7,050 Stryker Corp. (g)                                               444,784
  6,425 VCA Antech, Inc. (a) (g)                                        242,158
  5,250 WellCare Health Plans, Inc. (a) (g)                             475,177
  1,400 WellPoint, Inc. (a) (g)                                         111,762
                                                                     ----------
                                                                      9,327,049
                                                                     ----------
INDUSTRIALS - 6.9%
  1,900 3M Co. (g)                                                      164,901
  3,315 Acuity Brands, Inc. (g)                                         199,828
  2,525 AGCO Corp. (a) (g)                                              109,610
  5,400 American Ecology Corp. (g)                                      115,668
  9,850 Amphenol Corp. (g)                                              351,153
682,000 Beijing Capital International Airport Co., Ltd.                 959,409
  1,825 Belden CDT, Inc. (g)                                            101,014
  1,700 Bemis Co., Inc. (g)                                              56,406
  2,200 Black & Decker Corp. (g)                                        194,282
  2,620 Boeing Co. (g)                                                  251,939
  2,800 Canadian National Railway Co.                                   142,604
  1,200 Caterpillar, Inc. (g)                                            93,960
  1,600 Ceradyne, Inc. (a) (g)                                          118,336
  3,170 Chicago Bridge & Iron Co. NV (g)                                119,636
  3,700 Con-way, Inc. (g)                                               185,888
  2,700 Dionex Corp. (a) (g)                                            191,673
 11,450 Dolby Laboratories, Inc. (a) (g)                                405,444
  4,000 Eagle Materials, Inc. (g)                                       196,200
  5,900 Energizer Holdings, Inc. (a) (g)                                587,640
  2,200 EnPro Industries, Inc. (a) (g)                                   94,138
  3,000 Frontline, Ltd. (g)                                             137,550
  6,055 Gardner Denver, Inc. (a) (g)                                    257,640
 14,000 GATX Corp.                                                      689,500
  2,000 General Electric Co. (g)                                         76,560
  4,800 General Maritime Corp. (g)                                      128,544
  6,800 Gentex Corp. (g)                                                133,892
  2,500 Graco, Inc. (g)                                                 100,700
  4,200 Harsco Corp. (g)                                                218,400
 40,000 Heartland Express, Inc.                                         652,000
  2,800 Ingersoll-Rand Co., Ltd. (g)                                    153,496
  6,150 Jacobs Engineering Group, Inc. (a) (g)                          353,687
 15,050 JB Hunt Transport Services, Inc. (g)                            441,266
 22,550 Joy Global, Inc. (g)                                          1,315,341
    347 Kansas City Southern (a) (g)                                     13,026
  1,900 Kaydon Corp. (g)                                                 99,028
  1,275 L-3 Communications Holdings, Inc. (g)                           124,172
  3,600 Laidlaw International, Inc. (g)                                 124,380
 28,300 Lancaster Colony Corp. (g)                                    1,185,487
  2,400 Landstar System, Inc. (g)                                       115,800
  5,700 Lennox International, Inc. (g)                                  195,111
  1,300 Littelfuse, Inc. (a) (g)                                         43,901
  1,260 Lockheed Martin Corp. (g)                                       118,604
  5,500 Manitowoc Co., Inc. (g)                                         442,090
    800 Martin Marietta Materials, Inc. (g)                             129,616
  5,900 Masco Corp. (g)                                                 167,973
  5,600 Mettler Toledo International, Inc. (a) (g)                      534,856
 14,200 Nalco Holding Co. (g)                                           389,790
    900 Noble Corp.                                                      87,768
  2,100 Nordson Corp. (g)                                               105,336
    800 Northrop Grumman Corp. (g)                                       62,296
  2,700 Packaging Corp. of America                                       68,337
 11,650 Pactiv Corp. (a) (g)                                            371,518
  1,300 Parker Hannifin Corp. (g)                                       127,283
 22,000 Pentair, Inc.                                                   848,540
  5,390 Precision Castparts Corp. (g)                                   654,130
  1,400 Raytheon Co. (g)                                                 75,446
  2,100 Republic Services, Inc. (g)                                      64,344
  2,550 Rockwell Collins, Inc. (g)                                      180,132
  1,700 Ryder System, Inc. (g)                                           91,460
 19,000 Sonoco Products Co.                                             813,390
  1,575 Stanley Works (g)                                                95,603
  3,300 Stericycle, Inc. (a)                                            146,718
  6,700 Tektronix, Inc. (g)                                             226,058
  1,700 Teledyne Technologies, Inc. (a) (g)                              78,115
  2,000 Teleflex, Inc. (g)                                              163,560
  5,000 Terex Corp. (a) (g)                                             406,500
  4,950 Thermo Fisher Scientific, Inc. (a) (g)                          256,014
  2,100 Tidewater, Inc. (g)                                             148,848
  1,200 Timken Co. (g)                                                   43,332
 16,800 Trimble Navigation, Ltd. (a) (g)                                540,960
  1,800 Tsakos Energy Navigation, Ltd. (g)                              125,838
 15,050 Tyco International, Ltd.                                        508,540
  1,800 United Parcel Service, Inc., Class B (g)                        131,400
  1,200 United Technologies Corp. (g)                                    85,116
 10,220 USG Corp. (a) (g)                                               501,189
  8,300 Volvo AB (g)                                                    165,087
  8,000 Waters Corp. (a) (g)                                            474,880
  4,300 Zebra Technologies Corp. (a) (g)                                166,582
                                                                     ----------
                                                                     20,796,459
                                                                     ----------

SHARES SECURITY DESCRIPTION                                             VALUE
------ --------------------                                           ---------
INFORMATION TECHNOLOGY - 2.8%
 2,000 Advanced Micro Devices, Inc. (a) (g)                              28,600
 3,850 Allscripts Healthcare Solutions, Inc. (a) (g)                     98,098
 1,000 Apple, Inc. (a) (g)                                              122,040
12,000 Applied Materials, Inc. (g)                                      238,440
 4,000 ATMI, Inc. (a) (g)                                               120,000
10,950 BMC Software, Inc. (a) (g)                                       331,785
 5,750 CACI International, Inc. (a)                                     280,888
 6,200 Cadence Design Systems, Inc. (a) (g)                             136,152
 2,100 Ceridian Corp. (a) (g)                                            73,500
28,025 Compuware Corp. (a) (g)                                          332,377
 4,000 Dell, Inc. (a) (g)                                               114,200
 4,300 DST Systems, Inc. (a) (g)                                        340,603
 4,650 Dun & Bradstreet Corp. (g)                                       478,857
 8,362 Epicor Software Corp. (a) (g)                                    124,343
 6,250 Factset Research Systems, Inc. (g)                               427,187
 6,100 Fair Isaac Corp. (g)                                             244,732
 3,870 Fiserv, Inc. (a) (g)                                             219,816
 3,050 Hewlett-Packard Co.                                              136,091
 1,800 Intuit, Inc. (a) (g)                                              54,144
13,600 Jack Henry & Associates, Inc. (g)                                350,200
 1,100 Lexmark International, Inc. (a) (g)                               54,241
 3,000 Linear Technology Corp. (g)                                      108,540
 3,925 Marvell Technology Group, Ltd. (a) (g)                            71,474
 3,650 Mastercard, Inc. (g)                                             605,425
 7,450 MEMC Electronic Materials, Inc. (a) (g)                          455,344
50,500 Microsoft Corp. (g)                                            1,488,235
   700 MicroStrategy, Inc. (a) (g)                                       66,143
 3,350 Network Appliance, Inc.                                           97,820
 2,200 Omnivision Technologies, Inc. (a) (g)                             39,842
 5,900 Oracle Corp. (a) (g)                                             116,289
 2,000 SEI Investments Co. (g)                                           58,080
 5,500 Synopsys, Inc. (a) (g)                                           145,365
 1,300 Texas Instruments, Inc. (g)                                       48,919
13,700 Total System Services, Inc. (g)                                  404,287
 9,950 VeriFone Holdings, Inc. (a) (g)                                  350,738
                                                                      ---------
                                                                      8,362,795
                                                                      ---------
MATERIALS - 1.9%
 1,800 Alcan, Inc. (g)                                                  146,340
 2,150 Alcoa, Inc. (g)                                                   87,139
 4,000 Allegheny Technologies, Inc.                                     419,520
16,500 Anglo American, plc                                              484,110
 2,200 Bayer AG                                                         165,660
   600 BHP Billiton, Ltd., ADR                                           35,850
12,000 Celanese Corp. (g)                                               465,360
 1,150 CF Industries Holdings, Inc. (g)                                  68,874
 1,025 Cleveland-Cliffs, Inc. (g)                                        79,612
10,100 Dow Chemical Co. (g)                                             446,622
 5,700 Ecolab, Inc. (g)                                                 243,390
 1,500 FMC Corp. (g)                                                    134,085
 1,025 Freeport-McMoRan Copper & Gold, Inc., Class B (g)                 84,890
10,850 International Flavors & Fragrances, Inc. (g)                     565,719
 3,300 International Paper Co. (g)                                      128,865
 1,800 Methanex Corp. (g)                                                45,252
 6,950 Monsanto Co. (g)                                                 469,403
 1,750 Mosaic Co. (a) (g)                                                68,285
 4,800 Nova Chemicals Corp. (g)                                         170,736
 3,000 Nucor Corp. (g)                                                  175,950
 2,030 Praxair, Inc.                                                    146,140
   300 Rio Tinto, PLC, ADR                                               91,836
 2,100 Schnitzer Steel Industries, Inc. (g)                             100,674
 1,085 Sherwin-Williams Co. (g)                                          72,120
 1,000 Sigma-Aldrich Corp.                                               42,670
 7,400 Southern Copper Corp. (g)                                        697,524
 4,200 Spartech Corp.                                                   111,510
 2,200 Steel Dynamics, Inc. (g)                                          92,202
 1,500 Westlake Chemical Corp. (g)                                       42,180
                                                                      ---------
                                                                      5,882,518
                                                                      ---------
TELECOMMUNICATION SERVICES - 5.0%
 4,700 Adtran, Inc. (g)                                                 122,059
 8,900 Akamai Technologies, Inc. (a) (g)                                432,896
 7,000 Amazon.com, Inc. (a) (g)                                         478,870
 1,650 American Tower Corp. (a) (g)                                      69,300
 1,511 Anixter International, Inc. (a) (g)                              113,642
 6,560 AT&T, Inc. (g)                                                   272,240
 3,900 Blue Nile, Inc. (a) (g)                                          235,560
 3,700 Cablevision Systems Corp. (a) (g)                                133,903
 6,700 CenturyTel, Inc. (g)                                             328,635
 9,100 Check Point Software Technologies (a) (g)                        207,571
10,500 Cinram International Income Fund                                 266,175
 8,720 Cisco Systems, Inc. (a) (g)                                      242,852
13,500 Clear Channel Outdoor Holdings, Inc. (a) (g)                     382,590
 3,000 Comcast Corp. (a) (g)                                             84,360
 8,350 CommScope, Inc. (a) (g)                                          487,222
 8,100 DIRECTV Group, Inc. (a) (g)                                      187,191
32,000 eBay, Inc. (a) (g)                                             1,029,760
10,300 EchoStar Communications Corp. (a) (g)                            446,711
   650 Embarq Corp. (g)                                                  41,191
 2,975 EW Scripps Co. (g)                                               135,928
 3,175 Expedia, Inc. (a) (g)                                             92,996
 5,400 F5 Networks, Inc. (a)                                            435,240
   300 Getty Images, Inc. (a)                                            14,343
 7,800 GigaMedia, Ltd. (a) (g)                                          105,144
   400 Google, Inc. (a) (g)                                             209,352
 7,200 Harris Corp. (g)                                                 392,760
25,400 HLTH Corp. (a) (g)                                               355,854
 4,500 i2 Technologies, Inc. (a) (g)                                     83,880
 5,200 Imergent, Inc. (g)                                               127,192
 5,400 InterDigital, Inc. (a) (g)                                       173,718
 2,800 Lamar Advertising Co. (g)                                        175,728
 3,000 Liberty Media Corp. - Capital (a)                                353,040

SHARES  SECURITY DESCRIPTION                                           VALUE
------  --------------------                                        -----------
 25,000 Liberty Media Corp. - Interactive (a)                           558,250
 10,505 McGraw-Hill Cos., Inc. (g)                                      715,180
 38,900 Motorola, Inc. (g)                                              688,530
  5,150 NII Holdings, Inc. (a) (g)                                      415,811
 27,050 Nokia OYJ (g)                                                   760,375
  5,250 Nortel Networks Corp. (a) (g)                                   126,263
  6,000 Novatel Wireless, Inc. (a) (g)                                  156,120
  2,100 NutriSystem, Inc. (a) (g)                                       146,664
  1,700 Plantronics, Inc. (g)                                            44,574
  6,325 Qwest Communications International, Inc. (a) (g)                 61,353
  9,712 RF Micro Devices, Inc. (a) (g)                                   60,603
  2,916 RH Donnelley Corp. (a)                                          220,974
 14,500 SBA Communications Corp. (a) (g)                                487,055
  5,500 Shaw Communications, Inc. (g)                                   231,220
  8,460 Sinclair Broadcast Group, Inc. (g)                              120,301
  4,200 Travelzoo, Inc. (a) (g)                                         111,678
  6,700 United Online, Inc. (g)                                         110,483
 18,050 Valueclick, Inc. (a) (g)                                        531,753
 10,000 Viacom, Inc. (a)                                                416,300
    125 Washington Post Co.                                              97,011
  6,950 WebMD Health Corp. (a) (g)                                      327,137
 18,800 Westwood One, Inc. (g)                                          135,172
  9,800 Yahoo!, Inc. (a) (g)                                            265,874
                                                                    -----------
                                                                     15,006,584
                                                                    -----------
UTILITIES - 4.2%
  1,800 AGL Resources, Inc. (g)                                          72,864
 22,330 Allegheny Energy, Inc. (a) (g)                                1,155,354
  4,690 Alliant Energy Corp. (g)                                        182,207
  4,100 Ameren Corp. (g)                                                200,941
131,505 Aquila, Inc. (a)                                                537,855
 19,000 Atmos Energy Corp.                                              571,140
 46,480 Centerpoint Energy, Inc.                                        808,752
  1,175 Constellation Energy Group, Inc. (g)                            102,425
150,000 Datang International Power Generation Co., Ltd.                 231,732
  3,100 DTE Energy Co. (g)                                              149,482
 30,500 Dynegy, Inc. (a)                                                287,920
    300 Edison International                                             16,836
  7,200 El Paso Electric Co. (a) (g)                                    176,832
  1,700 Energen Corp. (g)                                                93,398
  6,000 Energy East Corp. (g)                                           156,540
    700 Entergy Corp. (g)                                                75,145
  4,275 FirstEnergy Corp. (g)                                           276,721
  1,925 FPL Group, Inc. (g)                                             109,225
 15,565 Korea Electric Power Corp.                                      340,873
 11,653 Mirant Corp. (a)                                                497,000
  8,425 NRG Energy, Inc. (a) (g)                                        350,227
  5,225 PG&E Corp. (g)                                                  236,693
  1,100 Pinnacle West Capital Corp. (g)                                  43,835
  3,500 PPL Corp.                                                       163,765
  1,100 Public Service Enterprise                                        96,558
141,150 Reliant Energy, Inc. (a)                                      3,803,992
  1,625 Sempra Energy (g)                                                96,249
109,775 Sierra Pacific Resources (a)                                  1,927,649
  2,000 Wisconsin Energy Corp. (g)                                       88,460
                                                                    -----------
                                                                     12,850,670
                                                                    -----------
Total Common Stock (Cost $170,336,993)                              188,900,815
                                                                    -----------

SHARES SECURITYDESCRIPTION                                    RATE     VALUE
------ -------------------                                    ----  -----------
CONVERTIBLE PREFERRED STOCK - 0.9%
CONSUMER DISCRETIONARY - 0.2%
   128 Blockbuster, Inc. (g)                                  7.50%     142,800
 5,438 Ford Motor Co. Capital Trust II (g)                    6.50%     209,689
 8,090 Six Flags, Inc. (g)                                    7.25%     197,194
                                                                    -----------
                                                                        549,683
                                                                    -----------
CONSUMER STAPLES 0.1%
 2,196 Bunge, Ltd. (g)                                        4.88%     253,363
    72 Universal Corp. (g)                                    6.75%     105,057
                                                                    -----------
                                                                        358,420
                                                                    -----------
ENERGY - 0.3%
   135 Chesapeake Energy Corp. (g)                            5.00%      15,070
 2,261 Chesapeake Energy Corp. (b) (g)                        5.00%     252,384
11,842 Edge Petroleum Corp. (g)                               5.75%     637,100
 2,327 Goodrich Petroleum Corp. (g)                           5.38%     155,327
                                                                    -----------
                                                                      1,059,881
                                                                    -----------
FINANCIALS - 0.1%
 2,290 Affiliated Managers Group, Inc. (g)                    5.10%     133,965
 4,395 Crescent Real Estate EQT Co. (g)                       6.75%     110,425
 1,389 Sovereign Capital Trust (g)                            4.38%      64,762
                                                                    -----------
HEALTH CARE - 0.0%                                                      309,152
                                                                    -----------
    70 Healthsouth Corp. (b) (g)                              6.50%      64,776
                                                                    -----------
INDUSTRIALS - 0.1%
   187 Kansas City Southern (g)                               5.13%     269,841
                                                                    -----------
TELECOMMUNICATION SERVICES - 0.1%
   173 Interpublic Group of Cos., Inc. (b) (g)                5.25%     184,959
                                                                    -----------
Total Convertible Preferred Stock (Cost $2,562,817)                   2,796,712
                                                                    -----------
TOTAL EQUITY SECURITIES (COST $172,899,810)                         191,697,527
                                                                    -----------

PRINCIPAL SECURITY DESCRIPTION                      RATE  MATURITY DATE  VALUE
--------- --------------------                      ----  -------------  -----
FIXED-INCOME SECURITIES - 19.4%
ASSET BACKED OBLIGATIONS - 2.2%
 264,777  Adjustable Rate Mortgage Trust (c)        5.44%  11/25/1935   257,828
 230,000  Banc of America Commercial Mortgage, Inc. 4.89%   7/10/1945   222,668
 110,000  Bayview Financial Acquisition Trust (c)   5.50%  12/28/1935   108,058
 330,000  Bear Stearns Commercial Mortgage
          Securities                                5.19%   5/11/1939   321,005

PRINCIPAL SECURITY DESCRIPTION                                       RATE  MATURITY DATE   VALUE
--------- --------------------                                       ----  ------------- ---------
  125,000 Chase Mortgage Finance Corp. (c)                           5.24%  12/25/1935     123,166
  200,299 Chase Mortgage Finance Corp. (c)                           5.41%  12/25/1935     194,916
   40,064 Citigroup Mortgage Loan Trust, Inc. (c)                    4.49%   2/25/1935      39,748
  280,000 Commercial Mortgage Pass Through Certificates              5.14%   6/10/1944     273,581
   55,000 Continental Airlines, Inc.                                 6.56%   2/15/2012      56,753
  682,854 Countrywide Alternative Loan Trust                         0.00%   5/20/1946      28,793
   58,135 Countrywide Alternative Loan Trust (c)                     5.72%  10/25/1935      57,467
  104,294 Countrywide Alternative Loan Trust                         6.50%  10/25/1934     104,865
  200,000 Credit Suisse Mortgage Capital Certificates (c)            5.71%   2/15/1939     199,214
   73,975 CS First Boston Mortgage Securities Corp. (c)              4.02%  10/25/1933      72,650
  200,000 CS First Boston Mortgage Securities Corp. (c)              5.10%   8/15/1938     194,326
  375,000 CS First Boston Mortgage Securities Corp.                  5.18%  11/15/1936     367,024
  131,514 Equity One ABS, Inc.                                       5.22%   2/25/1933     129,642
1,583,980 FINOVA Group, Inc. (d)                                     7.50%  11/15/2009     352,436
  209,331 First Horizon Asset Securities, Inc.                       4.75%   1/25/2019     199,445
  200,000 Ge Capital Commercial Mortgage Corp. (c)                   5.34%   3/10/1944     196,706
  210,000 GMAC Commercial Mortgage Securities, Inc.                  4.55%  12/10/1941     201,442
  300,000 GMAC Commercial Mortgage Securities, Inc.                  5.71%  10/15/1938     301,165
  225,000 GMAC Mortgage Corp. Loan Trust (i)                         6.01%  10/25/2029     219,688
  758,377 Harborview Mortgage Loan Trust (c)                         2.32%   3/19/1937      29,980
   45,374 Harborview Mortgage Loan Trust (c)                         5.72%  11/19/1934      45,533
  225,000 JP Morgan Chase Commercial Mortgage Securities Corp.       4.66%   1/15/1942     215,192
  120,000 JP Morgan Mortgage Trust (c)                               4.49%   6/25/1935     111,597
  200,000 JP Morgan Mortgage Trust (c)                               5.76%   4/25/1936     197,762
  330,000 LB-UBS Commercial Mortgage Trust (c)                       5.12%  11/15/1932     319,925
  123,943 Master Seasoned Securities Trust (c)                       5.34%  10/25/1932     125,625
  109,363 Morgan Stanley Dean Witter Capital I                       7.57%  11/15/1936     113,672
  100,000 Northwest Airlines, Inc.                                   6.84%    4/1/2011     101,437
  350,000 Salomon Brothers Mortgage Securities VII, Inc.             4.87%   3/18/1936     338,760
  330,000 Wachovia Bank Commercial Mortgage Trust                    5.13%   8/15/1935     320,122
  220,000 Wachovia Bank Commercial Mortgage Trust (c)                5.95%   5/15/1943     218,950
4,950,789 Washington Mutual Mortgage Pass Through Certificates (e)   0.00%   6/25/1946      32,848
  116,770 Washington Mutual Mortgage Pass Through Certificates (c)   4.11%   1/25/1933     115,994
  115,000 Washington Mutual Mortgage Pass Through Certificates (c)   5.11%  12/25/1935     112,884
                                                                                         ---------
Total Asset Backed Obligations (Cost $6,978,144)                                         6,622,867
                                                                                         ---------
CORPORATE CONVERTIBLE BONDS - 10.7%
CONSUMER DISCRETIONARY - 1.7%
1,000,000 Ambassadors International, Inc. (b) (g)                    3.75%   4/15/2027     891,250
   92,000 ArvinMeritor, Inc. (g) (i)                                 4.63%    3/1/2026     116,265
  200,000 Empire Resorts, Inc. (g)                                   8.00%   7/31/2014     203,500
  729,000 Frontier Airlines Holdings, Inc. (g)                       5.00%  12/15/2025     636,052
  109,000 Group 1 Automotive, Inc. (g) (i)                           2.25%   6/15/1936      94,421
   64,000 Group 1 Automotive, Inc. (b) (g) (i)                       2.25%   6/15/1936      55,440
  500,000 Hilton Hotels Corp. (g)                                    3.38%   4/15/2023     755,625
  111,000 JetBlue Airways Corp. (g)                                  3.75%   3/15/1935     109,474
  300,000 K2, Inc. (g)                                               5.00%   6/15/2010     363,000
  173,000 Kellwood Co. (g) (i)                                       3.50%   6/15/1934     159,593
  300,000 Lions Gate Entertainment Corp. (g)                         2.94%  10/15/2024     334,500
  225,000 Macrovision Corp. (g)                                      2.63%   8/15/2011     281,250
  193,000 Mesa Air Group, Inc. (g) (i)                               2.48%   6/16/2023      75,511
   75,000 Rare Hospitality International, Inc. (g) (j)               2.50%  11/15/2026      67,958
  500,000 School Specialty, Inc. (g) (i)                             3.75%    8/1/2023     512,500
  122,000 School Specialty, Inc. (g)                                 3.75%  11/30/2026     120,628
  300,000 Sport Supply Group, Inc.                                   5.75%   12/1/2009     293,625
                                                                                         ---------
                                                                                         5,070,592
                                                                                         ---------
CONSUMER STAPLES - 0.7%
  700,000 CBIZ, Inc. (g)                                             3.13%    6/1/2026     686,000
  500,000 Dollar Financial Corp. (b) (g)                             2.88%   6/30/2027     496,125
  121,000 Euronet Worldwide, Inc. (g)                                3.50%  10/15/2025     127,806
  156,000 FTI Consulting, Inc. (g)                                   3.75%   7/15/2012     220,740
       -- Molson Coors Brewing Co. (g)                               2.50%   7/30/2013          --
  415,000 Spartan Stores, Inc. (b) (g)                               3.38%   5/15/2027     473,619
                                                                                         ---------
                                                                                         2,004,290
                                                                                         ---------
ENERGY - 0.4%
  500,000 Evergreen Solar, Inc. (g)                                  4.38%    7/1/2012     695,000
   34,000 Hornbeck Offshore Services, Inc. (b) (g) (i)               1.63%  11/15/2026      34,728
  147,000 Peabody Energy Corp. (g)                                   4.75%  12/15/1966     156,004
  350,000 Suntech Power Holdings Co., Ltd. (b) (g)                   0.25%   2/15/2012     354,812
                                                                                         ---------
                                                                                         1,240,544
                                                                                         ---------
FINANCIALS - 1.0%
  600,000 Alesco Financial, Inc. (b) (g)                             7.63%   5/15/2027     555,000
  227,000 American Equity Investment Life Holding Co. (g)            5.25%   12/6/2024     257,929
   49,000 AmeriCredit Corp. (g)                                      2.13%   9/15/2013      52,491
   49,000 AmeriCredit Corp. (b) (g)                                  2.13%   9/15/2013      52,491
  110,000 CompuCredit Corp. (g)                                      3.63%   5/30/2025     114,262
  101,000 CompuCredit Corp. (g)                                      5.88%  11/30/1935      95,319
  131,000 Conseco, Inc. (g) (i)                                      3.50%   9/30/1935     133,784
  500,000 Countrywide Financial Corp. (b) (c) (g)                    1.86%   4/15/1937     489,150
  100,000 Fairfax Financial Holdings, Ltd.                           5.00%   7/15/2023     105,250
   69,000 Forest City Enterprises, Inc. (g)                          3.63%  10/15/2011      75,776
   39,000 Franklin Bank Corp. (g) (j)                                4.00%    5/1/2027      38,277
  300,000 Leucadia National Corp.                                    3.75%   4/15/2014     501,375
  500,000 NorthStar Realty Finance LP (b) (g) (j)                    7.25%   6/15/2027     473,500
  108,000 World Acceptance Corp. (g)                                 3.00%   10/1/2011     101,385
                                                                                         ---------
                                                                                         3,045,989
                                                                                         ---------
HEALTH CARE - 2.7%
  115,000 Advanced Medical Optics, Inc. (g)                          3.25%    8/1/2026     103,644
  152,000 American Medical Systems Holdings, Inc. (g)                3.25%    7/1/1936     170,620
  140,000 Amylin Pharmaceuticals, Inc. (b) (g)                       3.00%   6/15/2014     137,025
  300,000 ATS Medical, Inc. (b) (g)                                  6.00%  10/15/2025     273,000
  500,000 BioMarin Pharmaceuticals, Inc. (g)                         1.88%   4/23/2017     538,750
  300,000 Cell Genesys, Inc. (g)                                     3.13%   11/1/2011     236,250
  500,000 China Medical Technologies, Inc. (b) (g)                   3.50%  11/15/2011     585,000
  327,000 Cubist Pharmaceuticals, Inc. (g)                           2.25%   6/15/2013     300,840
  500,000 CuraGen Corp. (g)                                          4.00%   2/15/2011     385,000
  116,000 CV Therapeutics, Inc. (g)                                  3.25%   8/16/2013     102,660
  500,000 deCODE genetics, Inc. (g)                                  3.50%   4/15/2011     366,250
  129,000 Enzon Pharmaceuticals, Inc. (g)                            4.00%    6/1/2013     133,999

PRINCIPAL SECURITY DESCRIPTION                                       RATE  MATURITY DATE   VALUE
--------- --------------------                                       ----  ------------- ----------
  300,000 EPIX Pharmaceuticals, Inc. (g)                             3.00%   6/15/2024      233,625
   59,000 Five Star Quality Care, Inc. (b) (g)                       3.75%  10/15/2026       53,248
   54,000 Five Star Quality Care, Inc. (g)                           3.75%  10/15/2026       48,735
   72,000 Human Genome Sciences, Inc. (g)                            2.25%   8/15/2012       59,760
  542,000 Illumina, Inc. (b) (g)                                     0.63%   2/15/2014      584,005
  400,000 Incyte Corp. (g)                                           3.50%   2/15/2011      352,500
   74,000 Incyte Corp. (g)                                           3.50%   2/15/2011       66,600
  500,000 Integra LifeSciences Holdings Corp. (b) (g)                2.75%    6/1/2010      493,125
   11,000 Invacare Corp. (b) (g) (j)                                 4.13%    2/1/2027       10,719
  115,000 LifePoint Hospitals, Inc. (g)                              3.50%   5/15/2014      117,300
  119,000 Millennium Pharmaceuticals, Inc. (g)                       2.25%  11/15/2011      114,537
  132,000 Millipore Corp. (g)                                        3.75%    6/1/2026      142,065
  500,000 Millipore Corp. (g)                                        3.75%    6/1/2026      538,125
   75,000 Nektar Therapeutics (g)                                    3.25%   9/28/2012       65,813
  300,000 NovaMed, Inc. (g)                                          1.00%   6/15/2012      313,500
  282,000 Omnicare, Inc. (g)                                         3.25%  12/15/1935      237,232
1,145,000 Oscient Pharmaceuticals Corp. (g)                          3.50%   4/15/2011      841,575
   75,000 Sciele Pharma, Inc. (g)                                    2.63%   5/15/2027       76,875
  350,000 St. Jude Medical, Inc. (b) (g)                             1.22%  12/15/2008      347,375
  117,000 West Pharmaceutical Services, Inc. (g)                     4.00%   3/15/1947      123,435
                                                                                         ----------
                                                                                          8,153,187
                                                                                         ----------
INDUSTRIALS - 1.1%
  150,000 Barnes Group, Inc. (g)                                     3.38%   3/15/2027      192,562
  348,000 Barnes Group, Inc. (b) (g)                                 3.38%   3/15/2027      446,745
  250,000 C&D Technologies, Inc. (b) (g)                             5.25%   11/1/2025      243,750
  350,000 Ceradyne, Inc. (g)                                         2.88%  12/15/1935      489,562
  106,000 EDO Corp. (g)                                              4.00%  11/15/2025      122,563
   69,000 FEI Co. (g)                                                2.88%    6/1/2013       91,080
  105,000 Greatbatch, Inc.                                           2.25%   6/15/2013      115,238
  149,000 Kemet Corp. (b) (g)                                        2.25%  11/15/2026      146,393
    9,000 Kemet Corp. (g)                                            2.25%  11/15/2026        8,843
  500,000 LeCroy Corp. (b) (g)                                       4.00%  10/15/2026      474,375
  200,000 Parker Drilling Co.                                        2.13%   7/15/2012      206,470
  350,000 Newport Corp. (b) (g)                                      2.50%   2/15/2012      326,812
  250,000 Sealed Air Corp. (b) (g)                                   3.00%   6/30/1933      254,375
  150,000 Tektronix, Inc. (b)                                        1.63%   7/15/2012      150,187
  161,000 Trinity Industries, Inc. (g)                               3.88%    6/1/1936      181,326
                                                                                         ----------
                                                                                          3,450,281
                                                                                         ----------
INFORMATION TECHNOLOGY - 2.0%
   93,000 Amkor Technology, Inc. (g)                                 2.50%   5/15/2011      117,529
  853,000 Borland Software Corp. (b) (g)                             2.75%   2/15/2012      975,618
  300,000 CACI International, Inc. (b) (g)                           2.13%    5/1/2014      322,125
  147,000 Ciber, Inc. (g)                                            2.88%  12/15/2023      142,039
  800,000 Cypress Semiconductor Corp. (b) (g)                        1.00%   9/15/2009      888,000
  264,000 Emcore Corp. (g)                                           5.50%   5/15/2011      290,730
  294,000 Epicor Software Corp. (g)                                  2.38%   5/15/2027      305,760
  113,000 Hutchinson Technology, Inc. (g)                            3.25%   1/15/2026       97,462
  400,000 Immersion Corp. (j)                                        5.00%  12/22/2009      854,000
   50,000 Komag, Inc. (b) (g)                                        2.13%    4/1/2014       49,875
  500,000 Magma Design Automation, Inc. (b) (g)                      2.00%   5/15/2010      546,250
  177,000 Mentor Graphics Corp. (g)                                  6.25%    3/1/2026      194,257
  375,000 Micron Technology, Inc. (g)                                1.88%    6/1/2014      402,188
  165,000 ON Semiconductor Corp. (b) (g)                             2.63%  12/15/2026      203,981
   77,000 PMC - Sierra, Inc. (g)                                     2.25%  10/15/2025       87,299
   68,000 Quantum Corp. (g)                                          4.38%    8/1/2010       67,575
   38,000 Skyworks Solutions, Inc.                                   1.25%    3/1/2010       38,855
  146,000 Spansion, Inc. (b) (g)                                     2.25%   6/15/2016      130,670
  200,000 VeriFone Holdings, Inc. (b) (g)                            1.38%   6/15/2012      198,500
                                                                                         ----------
                                                                                          5,912,713
                                                                                         ----------
TELECOMMUNICATION SERVICES - 0.8%
  126,000 ADC Telecommunications, Inc. (c) (g)                       5.78%   6/15/2013      123,322
  240,000 Charter Communications, Inc. (g)                           5.88%  11/16/2009      430,200
  102,000 Citadel Broadcasting Corp. (g)                             1.88%   2/15/2011       88,230
  200,000 Digital River, Inc.                                        1.25%    1/1/2024      232,000
  144,000 Dobson Communications Corp. (g)                            1.50%   10/1/2025      174,960
  112,000 Earthlink, Inc. (g) (i)                                    3.25%  11/15/2026      121,660
   51,000 Global Crossing, Ltd. (g)                                  5.00%   5/15/2011       53,805
  177,000 HLTH Corp.                                                 3.13%    9/1/2025      190,717
   55,000 Level 3 Communications, Inc. (g)                           3.50%   6/15/2012       69,644
  400,000 NII Holdings, Inc. (b) (g)                                 3.13%   6/15/2012      398,000
  122,000 Playboy Enterprises, Inc. (g)                              3.00%   3/15/2025      116,663
   65,000 Powerwave Technologies, Inc. (g)                           1.88%  11/15/2024       59,719
  102,000 RF Micro Devices, Inc. (b) (g)                             0.75%   4/15/2012       99,960
   75,000 SAVVIS, Inc. (g)                                           3.00%   5/15/2012       76,500
   74,000 Time Warner Telecom, Inc. (g)                              2.38%    4/1/2026       93,055
   78,000 XM Satellite Radio Holdings, Inc. (g)                      1.75%   12/1/2009       67,178
                                                                                         ----------
                                                                                          2,395,613
                                                                                         ----------
UTILITIES - 0.3%
730,000   Calpine Corp. (d)                                          4.75%  11/15/2023      837,675
                                                                                         ----------
TOTAL CORPORATE CONVERTIBLE BONDS (COST $30,791,923)                                     32,110,884
                                                                                         ----------
CORPORATE NON-CONVERTIBLE BONDS - 2.4%
CONSUMER DISCRETIONARY - 0.6%
  131,506 Continental Airlines, Inc.                                 7.46%    4/1/2015      134,547
  400,000 Dana Corp. (d)                                             5.85%   1/15/2015      386,000
  400,000 Dana Corp. (d)                                             9.00%   8/15/2011      416,000
  300,000 Delphi Corp. (d)                                           6.50%   8/15/2013      348,750
  220,000 Delta Air Lines, Inc.                                      7.11%   9/18/2011      225,858
  350,000 WMG Holdings Corp. (i)                                     0.00%  12/15/2014      267,750
                                                                                         ----------
                                                                                          1,778,905
                                                                                         ----------
FINANCIALS - 1.2%
  155,000 Allied World Assurance Holdings, Ltd.                      7.50%    8/1/2016      163,194
   57,000 BNP Paribas (c)                                            8.25%  11/28/2021       55,187
   66,000 BNP Paribas (c)                                            9.23%    6/8/2017       65,525
  225,000 Camden Property Trust                                      4.38%   1/15/2010      218,527
  275,000 Capital One Financial Corp.                                5.70%   9/15/2011      273,891
   75,000 Developers Diversified Realty Corp.                        4.63%    8/1/2010       72,833

PRINCIPAL SECURITY DESCRIPTION                                        RATE  MATURITY DATE   VALUE
--------- --------------------                                       -----  ------------- ----------
   50,000 Fairfax Financial Holdings, Ltd.                            7.75%   4/26/2012       50,000
   50,000 Fairfax Financial Holdings, Ltd.                            7.75%   6/15/2017       49,000
  166,000 Ford Motor Credit Co., LLC                                  7.00%   10/1/2013      153,987
  100,000 Ford Motor Credit Co., LLC (c)                              9.81%   4/15/2012      107,274
  200,000 GMAC, LLC                                                   6.63%   5/15/2012      193,333
  232,000 Health Care Property Investors, Inc.                        5.63%    5/1/2017      219,360
  100,000 Highwoods Properties, Inc.                                  7.50%   4/15/2018      108,482
   50,000 JPMorgan Chase Bank NA (c)                                  7.60%   3/28/2022       46,285
   31,000 Lehman Brothers Holdings, Inc. (c)                          0.00%  11/30/2010       28,932
  151,000 Lehman Brothers Holdings, Inc. (c)                          0.00%   6/20/2016      151,000
   56,000 Lehman Brothers Holdings, Inc. (c)                          8.92%   2/16/2017       53,609
  111,000 Lehman Brothers Holdings, Inc. (c)                         11.00%   11/7/2016      108,369
   80,000 Merrill Lynch & Co., Inc. (c)                               8.68%    5/2/2017       75,252
   80,000 Merrill Lynch & Co., Inc. (c)                               8.95%   5/18/2017       74,100
   80,000 Merrill Lynch & Co., Inc. (c)                               9.57%    6/6/2017       77,704
  225,000 MetLife, Inc.                                               6.40%  12/15/1936      209,088
   60,000 New Plan Excel Realty Trust                                 5.13%   9/15/2012       58,312
  160,000 Reckson Operating Partnership LP                            6.00%   3/31/2016      152,822
  100,000 Residential Capital, LLC (c)                                5.86%    6/9/2008       99,009
   49,000 Shurgard Storage Centers, LLC                               5.88%   3/15/2013       49,355
  100,000 Shurgard Storage Centers, LLC                               7.75%   2/22/2011      106,863
  180,000 Simon Property Group LP                                     5.75%    5/1/2012      180,998
       -- Washington Real Estate Investment Trust                     5.35%    5/1/2015           --
  175,000 Washington Real Estate Investment Trust                     5.95%   6/15/2011      176,163
  170,000 Weingarten Realty Investors                                 4.99%    9/3/2013      164,152
                                                                                          ----------
                                                                                           3,542,606
                                                                                          ----------
MATERIALS - 0.0%
  110,000 Barrick Gold Finance Co.                                    5.80%  11/15/1934       98,545
                                                                                          ----------
UTILITIES - 0.6%
  500,000 Aquila, Inc.                                                7.63%  11/15/2009      521,220
  350,000 Aquila, Inc.                                               14.88%    7/1/2012      448,000
   10,000 Calpine Corp. (d)                                           7.88%    4/1/2008       12,050
  500,000 Calpine Corp. (d)                                          10.50%   5/15/1949      627,500
  140,000 Southern Union Co. (c)                                      7.20%   11/1/1966      140,885
   55,000 SWEPCO Capital I (c)                                        5.25%   10/1/1943       54,517
                                                                                          ----------
                                                                                           1,804,172
                                                                                          ----------
TOTAL CORPORATE NON-CONVERTIBLE BONDS (COST $6,512,381)                                    7,224,228
                                                                                          ----------
US GOVERNMENT AND AGENCY OBLIGATIONS 4.1%
MORTGAGE BACKED SECURITIES - 1.2%
  205,000 FHLMC FHR 2929 PE                                           5.00%   5/15/1933      193,588
    1,560 FHLMC FHR Series 2881 IA                                    6.00%   8/15/1934          335
  338,340 FHLMC PC Gold                                               6.50%   10/1/1936      343,068
  339,907 FHLMC Pool #1B3413 (c)                                      5.95%    5/1/1937      339,682
   38,837 FHLMC Pool #1L0113 (c)                                      6.74%    5/1/1935       40,061
   63,607 FHLMC Series 2433 SA (c)                                    7.10%   2/15/1932       62,851
  271,546 FNMA Benchmark REMIC 2006-B2 AB                             5.50%   5/25/2014      269,975
  162,181 FNMA FNR 2001-52 YZ                                         6.50%  10/25/1931      163,241
   94,345 FNMA FNR 2001-81 QG                                         6.50%   1/25/1932       96,030
  225,000 FNMA FNR 2006-4 WE                                          4.50%   2/25/1936      192,691
  283,872 FNMA Pool # 776708                                          5.00%    5/1/1934      267,149
  243,988 FNMA Pool #545639                                           6.50%    4/1/1932      248,812
   71,968 FNMA Pool #555177 (c)                                       4.83%    1/1/1933       71,634
   22,928 FNMA Pool #673743 (c)                                       5.43%   11/1/1932       23,417
   56,151 FNMA Pool #708856 (c)                                       6.88%    6/1/1933       56,930
  177,846 FNMA Pool #735861                                           6.50%    9/1/1933      181,389
  107,569 FNMA Pool #735881                                           6.00%   11/1/1934      106,955
  215,857 FNMA Pool #764388 (c)                                       4.96%    3/1/1934      213,985
   77,727 FNMA Pool #841741 (c)                                       5.04%    9/1/1935       77,269
  268,205 FNMA Pool #895606 (c)                                       5.76%    6/1/1936      265,512
   34,400 GNMA II Pool #80610 (c)                                     5.38%   6/20/1932       34,796
   68,518 GNMA II Pool #81136 (c)                                     6.00%  11/20/1934       69,385
  132,542 GNMA II Pool #81432 (c)                                     5.00%   8/20/1935      133,548
  116,978 GNMA II Pool #81435 (c)                                     5.50%   8/20/1935      117,851
                                                                                          ----------
                                                                                           3,570,154
                                                                                          ----------
U.S TREASURY SECURITIES - 2.9%
  126,000 Financing Corp. Fico (e)                                    0.00%   9/26/2019       64,922
  762,000 U.S. Treasury Bond                                          6.13%  11/15/2027      849,511
  255,000 U.S. Treasury Bond                                          8.13%   8/15/2019      322,535
  581,000 U.S. Treasury Note                                          3.50%  11/15/2009      563,116
  843,000 U.S. Treasury Note                                          4.25%  11/15/2014      804,605
1,832,000 U.S. Treasury Note                                          4.50%   3/31/2012    1,799,083
  532,000 U.S. Treasury Note                                          4.75%   1/31/2012      528,176
1,288,000 U.S. Treasury Note                                          4.88%   4/30/2011    1,286,492
1,268,000 U.S. Treasury Note                                          4.88%   2/15/2012    1,266,812
1,035,000 U.S. Treasury Note                                          5.13%   5/15/2016    1,041,146
  374,000 U.S. Treasury Strip PO (e)                                  0.00%   8/15/2019      200,047
                                                                                          ----------
                                                                                           8,726,445
                                                                                          ----------
TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS (COST $12,399,334)                             12,296,599
                                                                                          ----------
TOTAL FIXED INCOME SECURITIES (COST $56,681,782)                                          58,254,578
                                                                                          ----------

SHARES     SECURITY DESCRIPTION                                             VALUE
------     --------------------                                             -----
RIGHTS - 0.0%
150,000    Comdisco Holding Co., Inc. (Cost $51,260) (k)                      23,250
                                                                          ----------
MUTUAL FUND - 1.1%
268,754    Loomis Sayles Investment Grade Bond Fund (Cost $3,481,221) (f)  3,413,173
                                                                          ----------
SHORT TERM INVESTMENTS - 20.9%
MONEY MARKET DEPOSIT ACCOUNT - 20.9%
62,931,639 Citibank Money Market Deposit Account                          62,931,639
                                                                          ----------
TOTAL SHORT TERM INVESTMENTS (COST $62,931,639)                           62,931,639
                                                                          ----------

CONTRACTS SECURITY DESCRIPTION              STRIKE PRICE EXPIRATION DATE VALUE
--------- --------------------              ------------ --------------- -----
PUT OPTIONS PURCHASED - 0.2%
   30     Advanced Micro Devices, Inc.           20         1/21/2009    18,150
   30     Amazon.com, Inc.                       30         1/21/2009     1,350
   18     Amgen, Inc.                            60         1/21/2009    14,220
   18     Amgen, Inc.                            70         1/21/2009    27,090

CONTRACTS SECURITY DESCRIPTION                                    STRIKE PRICE EXPIRATION DATE     VALUE
--------- --------------------                                    ------------ --------------- ------------
    30    Anadarko Petroleum Corp.                                     40         1/21/2009           4,575
    18    Apache Corp.                                                 60         1/21/2009           4,590
    15    Apple, Inc.                                                  50         1/21/2009             563
    60    Applied Materials, Inc.                                      15         1/21/2009           4,200
    18    Bank of America Corp.                                        40         1/21/2009           3,060
    15    Bear Stearns Co., Inc.                                      130         1/21/2009          19,650
    45    Bed Bath & Beyond, Inc.                                      30         1/21/2009           6,637
   111    Capital One Financial Corp.                                  60         1/23/2008           8,880
    18    Caterpillar, Inc.                                            60         1/21/2009           4,284
    14    Centex Corp.                                                 50         1/23/2008          13,314
    18    Centex Corp.                                                 40         1/21/2009           9,900
    30    Circuit City Stores, Inc.                                    30         1/21/2009          44,550
    60    Cisco Systems, Inc.                                          15         1/21/2009           1,200
    30    Comcast Corp.                                                30         1/21/2009           3,038
    30    Countrywide Financial Corp.                                  30         1/21/2009           9,375
    30    Countrywide Financial Corp.                                  25         1/21/2009           5,850
    24    Dell, Inc.                                                   20         1/23/2008             420
    36    Dell, Inc.                                                   30         1/23/2008           9,540
    16    DR Horton, Inc.                                              30         1/23/2008          16,240
    28    eBay, Inc.                                                   35         1/23/2008          11,900
   219    First Marblehead Corp.                                       35         9/26/2007          32,850
    28    General Electric Co.                                         30         1/23/2008             518
     6    Google, Inc.                                                240         1/23/2008              90
    30    Halliburton Co.                                              30         1/21/2009           5,925
    30    Hovnanian Enterprises, Inc., Class A                         35         1/23/2008          55,200
     7    Hovnanian Enterprises, Inc., Class A                         50         1/23/2008          23,345
    18    Kohl's Corp.                                                 50         1/21/2009           2,430
    16    Lennar Corp., Class A                                        50         1/23/2008          21,600
    36    Lowe's Cos., Inc.                                            30         1/21/2009           9,900
    45    Lowe's Cos., Inc.                                            25         1/21/2009           5,625
    18    Merrill Lynch & Co., Inc.                                    55         1/21/2009           3,375
    30    Microsoft Corp.                                              20         1/21/2009           1,290
    50    Midcap Spdr Trust Series 1                                  157         9/26/2007          16,500
    18    Morgan Stanley                                               50         1/21/2009           1,620
    30    Nike, Inc.                                                   40         1/21/2009           1,725
    18    Proctor & Gamble Co.                                         50         1/21/2009           2,565
    47    Pulte Homes, Inc.                                            25         1/21/2009          21,620
    16    Ryland Group, Inc.                                           60         1/23/2008          36,240
    14    Ryland Group, Inc.                                           30         1/21/2009           3,885
    18    Ryland Group, Inc.                                           40         1/21/2009          12,600
    15    Schlumberger, Ltd.                                           60         1/21/2009           4,275
    18    Target Corp.                                                 40         1/21/2009           1,530
    28    Toll Brothers, Inc.                                          30         1/23/2008          15,400
    18    United Technologies Corp.                                    50         1/21/2009           1,845
    30    Yahoo!, Inc.                                                 30         1/23/2008          12,600
                                                                                               ------------
Total Put Options Purchased (Cost $615,342)                                                         537,129
                                                                                               ------------
CALL OPTIONS PURCHASED - 1.0%
   104    American International Group, Inc.                           60         1/17/2009         158,080
     3    Amgen, Inc.                                                  50         1/23/2008           2,535
    77    Amgen, Inc.                                                  50         1/23/2008          67,606
   107    Bed Bath & Beyond, Inc.                                      30         1/23/2008          79,715
   272    Bed Bath & Beyond, Inc.                                      30         1/21/2009         263,840
    89    Capital One Financial Corp.                                  65         1/23/2008         145,070
   108    ConocoPhillips Co.                                           60         1/21/2009         242,460
   262    Dell, Inc.                                                   20         1/23/2008         243,660
     6    E*Trade Financial Corp.                                      15         1/23/2008           4,680
   164    E*Trade Financial Corp.                                      15         1/20/2010         160,720
    15    Fedex Corp.                                                  90         1/21/2009          45,150
    88    Hercules Offshore, Inc.                                      25        10/24/2007           3,960
   343    Home Depot, Inc.                                             30         1/17/2009         391,020
     4    Johnson & Johnson                                            50         1/23/2008           5,020
   113    Johnson & Johnson                                            50         1/23/2008         141,815
   151    Lowe's Cos., Inc.                                            25         1/23/2008          99,660
    80    McDonalds Corp.                                              40         1/21/2009         109,200
   162    Microsoft Corp.                                              20         1/21/2009         173,340
   142    Pfizer, Inc.                                                 20         1/21/2009          89,460
    57    Proctor & Gamble Co.                                         60         1/21/2009          42,750
    19    SLM Corp.                                                    40        10/24/2007          34,390
   113    Time Warner, Inc.                                            15         1/21/2009          80,795
   304    Wal-Mart Stores, Inc.                                        35         1/21/2009         469,680
   138    Walt Disney Co.                                              30         1/21/2009         109,020
   228    Warner Music Group Corp. (j)                                 25         1/21/2009          12,540
                                                                                               ------------
TOTAL CALL OPTIONS PURCHASED (COST $3,050,909)                                                    3,176,166
                                                                                               ------------
TOTAL LONG POSITIONS - 106.2% (COST $299,711,965)                                               320,033,462
TOTAL SHORT POSITIONS - (40.2%) (COST ($118,734,851))                                          (121,208,227)
TOTAL CALL OPTIONS WRITTEN - (0.4%) (PREMIUMS RECEIVED
  ($1,188.026))                                                                                  (1,305,225)
Other Assets & Liabilities, Net - 34.4%                                                         103,821,633
                                                                                               ------------
NET ASSETS - 100.0%                                                                             301,341,643
                                                                                               ============

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2007 (Unaudited)

SHARES   SECURITY DESCRIPTION                                           VALUE
------   --------------------                                         --------
SECURITIES SOLD SHORT - (40.2%)
COMMON STOCK - (35.3)%
CONSUMER DISCRETIONARY - (7.0)%
 (9,100) Advance Auto Parts, Inc.                                     (368,823)
 (4,300) Airtran Holdings, Inc.                                        (46,956)
 (9,281) Ambassadors International, Inc.                              (308,686)
 (3,200) AutoNation, Inc.                                              (71,808)
 (3,300) Beazer Homes USA, Inc.                                        (81,411)
 (4,900) Best Buy Co., Inc.                                           (228,683)
(21,124) Blockbuster, Inc.                                             (91,044)
(11,300) Borders Group, Inc.                                          (215,378)
   (800) BorgWarner, Inc.                                              (68,832)
 (5,213) California Pizza Kitchen, Inc.                               (111,965)
(10,150) Carmax, Inc.                                                 (258,825)
 (3,875) Carnival Corp.                                               (188,984)
(11,500) Casual Male Retail Group, Inc.                               (116,150)
   (100) Centex Corp.                                                   (4,010)
(11,200) Champion Enterprises, Inc.                                   (110,096)
 (9,285) Cheesecake Factory                                           (227,668)
(21,450) Chico's FAS, Inc.                                            (522,093)
(10,000) Choice Hotels International, Inc.                            (395,200)
 (1,500) Cintas Corp.                                                  (59,145)
 (1,350) Citi Trends, Inc.                                             (51,246)
(21,150) Coldwater Creek, Inc.                                        (491,314)
 (4,192) Collegiate Pacific, Inc.                                      (40,704)
 (4,500) Cost Plus, Inc.                                               (38,160)
 (3,825) CVS Caremark Corp.                                           (139,421)
 (2,900) Dick's Sporting Goods, Inc.                                  (168,693)
(12,600) DR Horton, Inc.                                              (251,118)
 (3,575) Fastenal Co.                                                 (149,650)
(42,951) Ford Motor Co.                                               (404,598)
(35,431) Frontier Airlines Holdings, Inc.                             (198,414)
 (5,115) Gaylord Entertainment Co.                                    (274,369)
 (2,925) Gildan Activewear, Inc.                                      (100,298)
 (8,100) Gol Linhas Aereas Inteligentes SA                            (267,219)
 (4,979) Group 1 Automotive, Inc.                                     (200,853)
 (2,900) Guitar Center, Inc.                                          (173,449)
 (3,200) Herman Miller, Inc.                                          (101,120)
(20,914) Hilton Hotels Corp.                                          (699,992)
 (9,350) HNI Corp.                                                    (383,350)
 (2,625) Home Depot, Inc.                                             (103,294)
 (3,500) Hovnanian Enterprises, Inc.                                   (57,855)
 (3,675) Iconix Brand Group, Inc.                                      (81,659)
 (9,350) International Game Technology                                (371,195)
(16,271) JetBlue Airways Corp.                                        (191,184)
(15,970) K2, Inc.                                                     (242,584)
   (100) KB Home                                                        (3,937)
 (4,068) Kellwood Co.                                                 (114,392)
 (8,500) Kimball International, Inc.                                  (119,085)
 (5,000) Las Vegas Sands Corp.                                        (381,950)
 (1,300) Lennar Corp.                                                  (47,528)
(23,850) Limited Brands, Inc.                                         (654,683)
(18,720) Lions Gate Entertainment Corp.                               (206,482)
 (5,000) Lithia Motors, Inc.                                          (126,700)
 (5,300) Liz Claiborne, Inc.                                          (197,690)
 (3,100) LKQ Corp.                                                     (76,446)
 (7,100) Lowe's Cos., Inc.                                            (217,899)
 (6,207) Macrovision Corp.                                            (186,582)
(10,600) MarineMax, Inc.                                              (212,212)
 (2,800) MDC Holdings, Inc.                                           (135,408)
 (4,218) Mesa Air Group, Inc.                                          (27,881)
(11,525) O'Reilly Automotive, Inc.                                    (421,239)
(10,600) Office Depot, Inc.                                           (321,180)
 (5,700) OfficeMax, Inc.                                              (224,010)
 (3,100) Orient-Express Hotels, Ltd.                                  (165,540)
 (1,300) Oxford Industries, Inc.                                       (57,642)
 (9,700) Panera Bread Co.                                             (446,782)
 (6,840) Payless Shoesource, Inc.                                     (215,802)
 (1,770) PF Chang's China Bistro, Inc.                                 (62,304)
 (3,100) Phillips-Van Heusen                                          (187,767)
(12,200) Pier 1 Imports, Inc.                                         (103,578)
 (4,400) Pinnacle Entertainment, Inc.                                 (123,860)
 (1,525) Polaris Industries, Inc.                                      (82,594)
(10,100) Pool Corp.                                                   (394,203)
(20,000) Progressive Gaming International Corp.                       (117,400)
 (6,400) Pulte Homes, Inc.                                            (143,680)
(21,300) Quiksilver, Inc.                                             (300,969)
 (1,121) Rare Hospitality International, Inc.                          (30,009)
 (1,350) Red Robin Gourmet Burgers, Inc.                               (54,499)
 (1,800) Regis Corp.                                                   (68,850)
 (1,700) Royal Caribbean Cruises, Ltd.                                 (73,066)
 (3,550) Ruth's Chris Steak House                                      (60,314)
   (600) Ryland Group, Inc.                                            (22,422)
 (5,729) School Specialty, Inc.                                       (203,036)

SHARES   SECURITY DESCRIPTION                                         VALUE
------   --------------------                                      -----------
(18,625) Scientific Games Corp.                                       (650,944)
 (1,452) Six Flags, Inc.                                                (8,843)
 (3,700) Sonic Automotive, Inc.                                       (107,189)
 (2,400) Sony Corp.                                                   (123,288)
 (7,200) Spartan Motors, Inc.                                         (122,544)
(12,700) Stage Stores, Inc.                                           (266,192)
   (200) Standard-Pacific Corp.                                         (3,506)
 (2,250) Staples, Inc.                                                 (53,392)
 (9,800) Steak N Shake Co.                                            (163,562)
 (3,325) Stein Mart, Inc.                                              (40,764)
 (2,600) Talbots, Inc.                                                 (65,078)
 (4,125) Target Corp.                                                 (262,350)
 (9,550) Thor Industries, Inc.                                        (431,087)
(17,100) Timberland Co.                                               (430,749)
 (6,900) Titan International, Inc.                                    (218,109)
   (200) Toll Brothers, Inc.                                            (4,996)
(10,550) Tractor Supply Co.                                           (549,128)
(15,600) Trump Entertainment Resorts, Inc.                            (195,780)
 (2,960) Tween Brands, Inc.                                           (132,016)
 (1,425) Under Armour, Inc.                                            (65,051)
 (3,150) United Auto Group, Inc.                                       (67,064)
(12,550) US Airways Group, Inc.                                       (379,889)
 (2,325) Vail Resorts, Inc.                                           (141,523)
 (3,900) Wal-Mart Stores, Inc.                                        (187,629)
 (2,700) Walgreen Co.                                                 (117,558)
(20,150) Warner Music Group Corp.                                     (291,168)
(12,650) Williams-Sonoma, Inc.                                        (399,487)
 (3,100) World Fuel Services Corp.                                    (130,386)
 (1,200) Wynn Resorts, Ltd.                                           (107,628)
 (2,725) Zale Corp.                                                    (64,882)
                                                                   -----------
                                                                   (21,028,899)
                                                                   -----------
CONSUMER STAPLES - (3.7)%
 (5,300) ACCO Brands Corp.                                            (122,165)
 (7,450) Apollo Group, Inc.                                           (435,303)
(10,850) Archer-Daniels-Midland Co.                                   (359,026)
 (5,800) Avery Dennison Corp.                                         (385,584)
 (1,800) Avon Products, Inc.                                           (66,150)
 (2,125) Bare Escentuals, Inc.                                         (72,569)
 (7,000) Brown-Forman Corp.                                           (511,560)
 (4,596) Bunge, Ltd.                                                  (388,362)
(36,122) CBIZ, Inc.                                                   (265,497)
 (5,620) Central Garden and Pet Co.                                    (65,923)
 (1,600) Colgate-Palmolive Co.                                        (103,760)
 (2,125) Constellation Brands, Inc.                                    (51,595)
 (5,800) Corporate Executive Board Co.                                (376,478)
 (6,425) Deluxe Corp.                                                 (260,919)
 (5,088) Dollar Financial Corp.                                       (145,008)
 (2,025) Estee Lauder Cos., Inc.                                       (92,158)
 (3,743) Euronet Worldwide, Inc.                                      (109,146)
 (4,520) Fortune Brands, Inc.                                         (372,312)
 (3,195) Fossil, Inc.                                                  (94,221)
 (3,988) FTI Consulting, Inc.                                         (151,664)
(35,600) H&R Block, Inc.                                              (831,972)
 (2,100) Hain Celestial Group, Inc.                                    (56,994)
 (2,050) Hansen Natural Corp.                                          (88,109)
 (8,550) Hershey Co.                                                  (432,801)
 (8,850) Hospira, Inc.                                                (345,504)
 (4,800) Iron Mountain, Inc.                                          (125,424)
 (6,800) Kelly Services, Inc.                                         (186,728)
 (3,600) Kenexa Corp.                                                 (135,756)
(11,300) Kraft Foods, Inc.                                            (398,325)
 (7,200) LECG Corp.                                                   (108,792)
 (1,600) Manpower, Inc.                                               (147,584)
 (2,372) Molson Coors Brewing Co.                                     (219,315)
 (5,795) Nash Finch Co.                                               (286,852)
 (9,900) PeopleSupport, Inc.                                          (112,365)
 (3,050) Pepsi Bottling Group, Inc.                                   (102,724)
(15,950) Pharmaceutical Product Development, Inc.                     (610,407)
(10,180) Prestige Brands Holdings, Inc.                               (132,136)
 (3,100) Providence Service Corp.                                      (82,832)
 (3,200) Ralcorp Holdings, Inc.                                       (171,040)
 (3,200) RR Donnelley & Sons Co.                                      (139,232)
 (1,650) Scotts Miracle-Gro Co.                                        (70,851)
 (2,675) Smithfield Foods, Inc.                                        (82,363)
 (2,675) Sotheby's                                                    (123,103)
 (8,887) Spartan Stores, Inc.                                         (292,471)
   (935) Strayer Education, Inc.                                      (123,149)
 (1,925) SUPERVALU, Inc.                                               (89,166)
(11,200) SYSCO Corp.                                                  (369,488)
 (2,000) Tyson Foods, Inc.                                             (46,080)
 (1,500) United Natural Foods, Inc.                                    (39,870)
 (1,225) Universal Corp.                                               (74,627)
(18,300) Valassis Communications, Inc.                                (314,577)
 (2,550) VistaPrint, Ltd.                                              (97,537)
 (4,200) Volt Information Sciences, Inc.                               (77,448)
 (9,050) Whole Foods Market, Inc.                                     (346,615)
                                                                   -----------
                                                                   (11,291,637)
                                                                   -----------

SHARES   SECURITY DESCRIPTION                                         VALUE
------   --------------------                                      -----------
ENERGY - (3.7)%
(18,200) Arch Coal, Inc.                                              (633,360)
 (1,275) Atwood Oceanics, Inc.                                         (87,490)
 (1,500) Baker Hughes, Inc.                                           (126,195)
 (2,100) Berry Petroleum Co.                                           (79,128)
(12,550) BJ Services Co.                                              (356,922)
 (2,200) Cameron International Corp.                                  (157,234)
 (2,325) CARBO Ceramics, Inc.                                         (101,858)
 (1,800) Carrizo Oil & Gas, Inc.                                       (74,646)
 (6,500) Cheniere Energy, Inc.                                        (252,135)
 (4,297) Chesapeake Energy Corp.                                      (148,676)
 (1,250) Chevron Corp.                                                (105,300)
 (4,300) CNX Gas Corp.                                                (131,580)
 (3,275) Comstock Resources, Inc.                                      (98,152)
 (5,600) Covanta Holding Corp.                                        (138,040)
 (9,600) Crosstex Energy, Inc.                                        (275,808)
(11,500) Delta Petroleum Corp.                                        (230,920)
 (3,800) Denbury Resources, Inc.                                      (142,500)
 (1,300) Diamond Offshore Drilling, Inc.                              (132,028)
(28,773) Edge Petroleum Corp.                                         (403,110)
 (7,400) Enbridge, Inc.                                               (249,972)
 (3,500) Encore Acquisition Co.                                        (97,300)
 (1,600) EOG Resources, Inc.                                          (116,896)
(57,371) Evergreen Solar, Inc.                                        (533,550)
 (6,500) Gasco Energy, Inc.                                            (15,405)
 (2,400) GMX Resources, Inc.                                           (83,040)
 (6,832) Goodrich Petroleum Corp.                                     (236,592)
   (490) Hornbeck Offshore Services, Inc.                              (18,992)
(14,850) Massey Energy Co.                                            (395,753)
 (1,400) National Oilwell Varco Inc.                                  (145,936)
 (1,925) Newfield Exploration Co.                                      (87,684)
 (4,000) Parallel Petroleum Corp.                                      (87,600)
(21,075) Patterson-UTI Energy, Inc.                                   (552,376)
(14,775) Peabody Energy Corp.                                         (714,815)
 (4,000) Quicksilver Resources, Inc.                                  (178,320)
 (5,000) Range Resources Corp.                                        (187,050)
 (5,400) Rowan Cos., Inc.                                             (221,292)
 (3,075) Schlumberger, Ltd.                                           (261,191)
 (3,800) Southwestern Energy Co.                                      (169,100)
 (9,550) St Mary Land & Exploration Co.                               (349,721)
 (2,100) Suncor Energy, Inc.                                          (188,832)
 (6,700) Sunoco, Inc.                                                 (533,856)
 (4,400) Sunpower Corp.                                               (277,420)
 (3,957) Suntech Power Holdings Co., Ltd.                             (144,312)
(20,775) Tetra Technologies, Inc.                                     (585,855)
 (6,700) Toreador Resources Corp.                                     (100,500)
 (9,000) TransCanada Corp.                                            (309,690)
   (700) Transocean, Inc.                                              (74,186)
(11,500) W&T Offshore, Inc.                                           (321,885)
(15,800) Warren Resources, Inc.                                       (184,544)
 (1,200) Weatherford International, Ltd.                               (66,288)
                                                                   -----------
                                                                   (11,165,035)
                                                                   -----------
FINANCIALS - (5.5)%
 (2,725) Acadia Realty Trust                                           (70,714)
   (495) Affiliated Managers Group, Inc.                               (63,736)
 (4,700) Alabama National Bancorporation                              (290,648)
(16,960) Alesco Financial, Inc.                                       (137,885)
 (2,800) American Campus Communities, Inc.                             (79,212)
 (4,900) American Capital Strategies, Ltd.                            (208,348)
(10,800) American Equity Investment Life Holding Co.                  (130,464)
 (1,700) American International Group, Inc.                           (119,051)
(11,803) AmeriCredit Corp.                                            (313,370)
 (1,925) Apartment Investment & Management Co.                         (97,058)
 (2,725) Associated Banc-Corp                                          (89,107)
 (4,700) Astoria Financial Corp.                                      (117,688)
 (8,150) Bank of Hawaii Corp.                                         (420,866)
(16,100) BankAtlantic Bancorp, Inc.                                   (138,621)
 (1,100) Bear Stearns Cos., Inc.                                      (154,000)
(14,050) Brown & Brown, Inc.                                          (353,217)
 (1,125) Camden Property Trust                                         (75,341)
 (8,700) Capitol Bancorp, Ltd.                                        (237,771)
 (7,000) Capitol Federal Financial                                    (258,440)
 (3,400) Cincinnati Financial Corp.                                   (147,560)
 (2,200) Citigroup, Inc.                                              (112,838)
 (2,800) CNA Financial Corp.                                          (133,532)
 (5,400) Commerce Bancorp, Inc.                                       (199,746)
 (3,022) CompuCredit Corp.                                            (105,830)
 (2,455) Conseco, Inc.                                                 (51,285)
 (2,298) Countrywide Financial Corp.                                   (83,532)
 (9,000) Cullen/Frost Bankers, Inc.                                   (481,231)
(10,000) E*Trade Financial Corp.                                      (220,900)
 (2,600) Endurance Specialty Holdings, Ltd.                           (104,104)
 (5,700) Equity Residential                                           (260,091)
 (9,450) Federated Investors, Inc.                                    (362,219)
 (2,600) Fifth Third Bancorp                                          (103,402)
(10,850) First Horizon National Corp.                                 (423,150)
   (900) First Midwest Bancorp, Inc.                                   (31,959)
 (6,225) First Niagara Financial Group, Inc.                           (81,548)
 (4,095) FirstFed Financial Corp.                                     (232,309)
 (2,423) Forest City Enterprises, Inc.                                (148,966)

SHARES   SECURITY DESCRIPTION                                         VALUE
------   --------------------                                      -----------
   (975) Franklin Bank Corp.                                           (14,527)
 (1,650) Freddie Mac                                                  (100,155)
 (5,900) Fulton Financial Corp.                                        (85,078)
 (7,400) Glacier Bancorp, Inc.                                        (150,590)
 (3,850) Glimcher Realty Trust                                         (96,250)
 (1,900) Hancock Holding Co.                                           (71,345)
 (2,300) Hartford Financial Services Group, Inc.                      (226,573)
 (1,925) Health Care REIT, Inc.                                        (77,693)
 (4,200) Hilb Rogal & Hobbs Co.                                       (180,012)
(11,200) Housevalues, Inc.                                             (51,184)
 (7,375) Hudson City Bancorp, Inc.                                     (90,123)
 (9,900) Investment Technology Group, Inc.                            (428,967)
 (5,875) Investors Bancorp, Inc.                                       (78,901)
 (2,450) Janus Capital Group, Inc.                                     (68,208)
 (8,000) Jefferies Group, Inc.                                        (215,840)
 (8,200) LaBranche & Co., Inc.                                         (60,516)
 (4,400) Lazard, Ltd.                                                 (198,132)
 (2,250) Leucadia National Corp.                                       (79,312)
 (4,000) Lexington Realty Trust                                        (83,200)
 (1,950) Maguire Properties, Inc.                                      (66,943)
 (4,400) MBIA, Inc.                                                   (273,768)
 (2,800) MetLife, Inc.                                                (180,544)
 (1,425) MGIC Investment Corp.                                         (81,025)
 (1,000) Montpelier Re Holdings, Ltd.                                  (18,540)
(13,850) Nasdaq Stock Market, Inc.                                    (411,484)
 (2,025) National City Corp.                                           (67,473)
 (2,500) National Financial Partners Corp.                            (115,775)
(10,000) New York Community Bancorp, Inc.                             (170,200)
 (8,136) NorthStar Realty Finance Corp.                               (101,781)
 (1,600) Parkway Properties, Inc.                                      (76,848)
 (1,400) PartnerRe, Ltd.                                              (108,500)
(13,650) People's United Financial, Inc.                              (242,015)
 (2,700) Popular, Inc.                                                 (43,389)
(10,300) PrivateBancorp, Inc.                                         (296,640)
(23,325) Progressive Corp.                                            (558,167)
 (2,800) Raymond James Financial, Inc.                                 (86,520)
(10,600) Rayonier, Inc.                                               (478,484)
 (3,075) Regions Financial Corp.                                      (101,783)
 (2,775) Signature Bank                                                (94,628)
 (1,248) Sovereign Bancorp, Inc.                                       (26,383)
 (1,925) Sovran Self Storage, Inc.                                     (92,708)
 (5,400) State Street Corp.                                           (369,360)
 (1,100) Student Loan Corp.                                           (224,290)
 (1,500) Sun Life Financial, Inc.                                      (71,625)
(17,600) TCF Financial Corp.                                          (489,280)
(23,600) TD Ameritrade Holding Corp.                                  (472,000)
(12,700) UCBH Holdings, Inc.                                          (232,029)
 (4,375) UMB Financial Corp.                                          (161,306)
 (3,375) Umpqua Holdings Corp.                                         (79,346)
 (2,425) United Bankshares, Inc.                                       (77,115)
 (2,400) Unum Group                                                    (62,664)
(10,920) Valley National Bancorp                                      (245,591)
 (9,200) Walter Industries, Inc.                                      (266,432)
 (3,250) Washington Federal, Inc.                                      (79,007)
(14,710) Westamerica Bancorporation                                   (650,770)
 (5,150) Wintrust Financial Corp.                                     (225,828)
 (1,111) World Acceptance Corp.                                        (47,473)
 (2,600) XL Capital, Ltd.                                             (219,154)
                                                                   -----------
                                                                   (16,663,213)
                                                                   -----------
HEALTH CARE - (3.7)%
 (3,500) Abbott Laboratories                                          (187,425)
(15,200) Abraxis BioScience, Inc.                                     (337,896)
 (2,800) Advanced Magnetics, Inc.                                     (162,848)
 (9,550) Advanced Medical Optics, Inc.                                (333,104)
 (5,825) Affymetrix, Inc.                                             (144,984)
 (1,740) Allergan, Inc.                                               (100,294)
 (6,278) American Medical Systems Holdings, Inc.                      (113,255)
 (1,750) Amgen, Inc.                                                   (96,757)
 (5,600) Arrow International, Inc.                                    (214,368)
 (3,840) ATS Medical, Inc.                                              (7,757)
 (8,050) Barr Pharmaceuticals, Inc.                                   (404,351)
 (2,500) Baxter International, Inc.                                   (140,850)
(20,560) BioMarin Pharmaceuticals, Inc.                               (368,846)
(32,355) Boston Scientific Corp.                                      (496,326)
 (5,000) Bristol-Myers Squibb Co.                                     (157,800)
(15,135) Cell Genesys, Inc.                                            (50,702)
(10,672) China Medical Technologies, Inc.                             (339,583)
 (2,800) Community Health Systems, Inc.                               (113,260)
 (2,900) Cooper Cos., Inc.                                            (154,628)
 (6,829) Cubist Pharmaceuticals, Inc.                                 (134,600)
(10,428) CuraGen Corp.                                                 (20,543)
 (1,763) CV Therapeutics, Inc.                                         (23,289)
 (1,400) Cyberonics, Inc.                                              (23,548)
 (1,750) DaVita, Inc.                                                  (94,290)
 (9,677) deCODE genetics, Inc.                                         (36,144)
   (800) Eli Lilly & Co                                                (44,704)
(10,126) Enzon Pharmaceuticals, Inc.                                   (79,489)
 (5,653) Five Star Quality Care, Inc.                                  (45,111)
 (1,850) Forest Laboratories, Inc.                                     (84,452)

SHARES   SECURITY DESCRIPTION                                         VALUE
------   --------------------                                      -----------
 (1,075) Genentech, Inc.                                               (81,334)
(11,425) Health Management Associates, Inc.                           (129,788)
 (1,722) Healthsouth Corp.                                             (31,185)
 (2,429) Human Genome Sciences, Inc.                                   (21,667)
   (675) Humana, Inc.                                                  (41,114)
 (9,812) Illumina, Inc.                                               (398,269)
(11,986) Incyte Corp.                                                  (71,916)
 (3,200) Integra LifeSciences Holdings Corp.                          (158,144)
   (308) Invacare Corp.                                                 (5,646)
 (2,140) Johnson & Johnson                                            (131,867)
 (1,514) LifePoint Hospitals, Inc.                                     (58,562)
(12,000) Medicis Pharmaceutical Corp.                                 (366,480)
 (1,200) Medtronic, Inc.                                               (62,232)
 (4,617) Millennium Pharmaceuticals, Inc.                              (48,802)
 (4,441) Millipore Corp.                                              (333,475)
 (6,325) Mylan Laboratories, Inc.                                     (115,052)
 (4,444) Nektar Therapeutics                                           (42,174)
 (7,000) Neurocrine Biosciences, Inc.                                  (78,610)
(19,860) NovaMed, Inc.                                                (120,153)
(12,891) Omnicare, Inc.                                               (464,849)
 (3,300) OraSure Technologies, Inc.                                    (26,994)
(12,079) Oscient Pharmaceuticals Corp.                                 (55,201)
 (2,450) Patterson Cos., Inc.                                          (91,311)
 (4,800) Qiagen NV                                                     (85,392)
 (5,360) Quest Diagnostics, Inc.                                      (276,844)
(15,350) Resmed, Inc.                                                 (633,341)
 (1,536) Sciele Pharma, Inc.                                           (36,188)
 (8,950) Sepracor, Inc.                                               (367,129)
 (2,846) St Jude Medical, Inc.                                        (118,081)
 (9,300) Stereotaxis, Inc.                                            (121,458)
 (1,300) Stryker Corp.                                                 (82,017)
(30,850) Tenet Healthcare Corp.                                       (200,834)
 (3,325) UnitedHealth Group, Inc.                                     (170,041)
(26,450) Valeant Pharmaceuticals International                        (441,451)
 (9,050) Varian Medical Systems, Inc.                                 (384,715)
 (3,300) VCA Antech, Inc.                                             (124,377)
(13,550) Vertex Pharmaceuticals, Inc.                                 (386,988)
 (2,475) Watson Pharmaceuticals, Inc.                                  (80,512)
 (1,564) West Pharmaceutical Services, Inc.                            (73,743)
                                                                   -----------
                                                                   (11,029,140)
                                                                   -----------
INDUSTRIALS - (3.6)%
 (2,000) Alexander & Baldwin, Inc.                                    (106,220)
 (6,500) Allied Waste Industries, Inc.                                 (87,490)
 (1,950) Ametek, Inc.                                                  (77,376)
 (2,000) Amphenol Corp.                                                (71,300)
(11,600) Applera Corp. - Applied Biosystems Group                     (354,264)
(13,876) Barnes Group, Inc.                                           (439,592)
 (2,400) Belden, Inc.                                                 (132,840)
 (4,800) Brady Corp.                                                  (178,272)
 (3,275) Briggs & Stratton Corp.                                      (103,359)
 (9,225) C&D Technologies, Inc.                                        (51,660)
 (5,040) Ceradyne, Inc.                                               (372,758)
 (1,400) CH Robinson Worldwide, Inc.                                   (73,528)
 (2,300) Cogent, Inc.                                                  (33,787)
 (6,550) Con-way, Inc.                                                (329,072)
 (1,400) Danaher Corp.                                                (105,700)
(13,850) Eastman Kodak Co.                                            (385,445)
 (2,014) EDO Corp.                                                     (66,200)
 (8,775) Energy Conversion Devices, Inc.                              (270,445)
 (8,250) Expeditors International Washington, Inc.                    (340,725)
   (900) FedEx Corp.                                                   (99,873)
 (1,876) FEI Co.                                                       (60,895)
 (2,200) Flowserve Corp.                                              (157,520)
   (800) Fluor Corp.                                                   (89,096)
 (3,400) Franklin Electric Co., Inc.                                  (160,412)
 (4,000) Fuel Tech, Inc.                                              (137,000)
 (1,770) Garmin, Ltd.                                                 (130,927)
 (1,300) GATX Corp.                                                    (64,025)
 (2,400) General Dynamics Corp.                                       (187,728)
(10,700) General Electric Co.                                         (409,596)
 (1,950) Genesee & Wyoming, Inc.                                       (58,188)
 (2,175) Graco, Inc.                                                   (87,609)
 (2,114) Greatbatch, Inc.                                              (68,494)
 (4,600) Hexcel Corp.                                                  (96,922)
 (3,300) IDEX Corp.                                                   (127,182)
 (4,600) Insituform Technologies, Inc.                                (100,326)
 (9,609) Kansas City Southern                                         (360,722)
(11,408) Kemet Corp.                                                   (80,426)
 (4,840) Knight Transportation, Inc.                                   (93,799)
(18,146) LeCroy Corp.                                                 (176,379)
 (4,000) Lindsay Corp.                                                (177,160)
 (3,800) Matthews International Corp.                                 (165,718)
 (4,610) Medis Technologies, Ltd.                                      (67,721)
 (1,200) Mine Safety Appliances Co.                                    (52,512)
 (7,824) Newport Corp.                                                (121,116)
 (7,500) Old Dominion Freight Line, Inc.                              (226,125)
(17,600) Plexus Corp.                                                 (404,624)
 (4,600) Reddy Ice Holdings, Inc.                                     (131,192)
(16,800) Republic Services, Inc.                                      (514,752)

SHARES   SECURITY DESCRIPTION                                         VALUE
------   --------------------                                      -----------
 (7,600) Rockwell Automation, Inc.                                    (527,744)
 (2,163) Sealed Air Corp.                                              (67,096)
 (4,300) Seaspan Corp.                                                (138,374)
 (1,800) Snap-On, Inc.                                                 (90,918)
 (1,300) Stanley Works                                                 (78,910)
 (3,800) Stericycle, Inc.                                             (168,948)
 (2,600) Tektronix, Inc.                                               (87,724)
 (6,124) Trinity Industries, Inc.                                     (266,639)
 (1,900) Universal Forest Products, Inc.                               (80,294)
 (1,925) USG Corp.                                                     (94,402)
 (9,100) UTI Worldwide, Inc.                                          (243,789)
 (9,550) Waste Management, Inc.                                       (372,928)
 (8,000) Watts Water Technologies, Inc.                               (299,760)
 (4,750) Werner Enterprises, Inc.                                      (95,712)
                                                                   -----------
                                                                   (10,801,310)
                                                                   -----------
INFORMATION TECHNOLOGY - (4.1)%
 (7,150) Activision, Inc.                                             (133,490)
 (4,780) Amkor Technology, Inc.                                        (75,285)
 (9,200) Analog Devices, Inc.                                         (346,288)
 (1,000) Apple, Inc.                                                  (122,040)
(31,850) BEA Systems, Inc.                                            (436,026)
(98,059) Borland Software Corp.                                       (582,471)
 (2,000) CA, Inc.                                                      (51,660)
 (4,330) CACI International, Inc.                                     (211,520)
 (1,200) Cerner Corp.                                                  (66,564)
 (3,138) Ciber, Inc.                                                   (25,669)
(13,850) Citrix Systems, Inc.                                         (466,329)
 (1,800) Cognizant Technology Solutions Corp.                         (135,162)
 (4,300) Concur Technologies, Inc.                                     (98,255)
(16,450) CSG Systems International, Inc.                              (436,089)
(30,202) Cypress Semiconductor Corp.                                  (703,405)
 (4,000) Dell, Inc.                                                   (114,200)
 (1,300) Diodes, Inc.                                                  (54,301)
 (3,700) eFunds Corp.                                                 (130,573)
(13,321) Emcore Corp.                                                  (72,599)
 (7,920) Epicor Software Corp.                                        (117,770)
(14,930) Global Payments, Inc.                                        (591,975)
 (1,395) Hutchinson Technology, Inc.                                   (26,240)
(52,725) Immersion Corp.                                              (789,821)
 (2,500) International Rectifier Corp.                                 (93,150)
   (805) Komag, Inc.                                                   (25,671)
(10,750) Kulicke & Soffa Industries, Inc.                             (112,552)
(12,750) Linear Technology Corp.                                      (461,295)
(23,400) Magma Design Automation, Inc.                                (328,536)
(11,950) Maxim Integrated Products, Inc.                              (399,250)
 (6,416) Mentor Graphics Corp.                                         (84,499)
(26,544) Micron Technology, Inc.                                      (332,597)
 (6,800) Microsemi Corp.                                              (162,860)
 (7,200) MSC.Software Corp.                                            (97,488)
(15,300) National Semiconductor Corp.                                 (432,531)
 (9,800) NAVTEQ Corp.                                                 (414,932)
(11,700) Network Appliance, Inc.                                      (341,640)
 (3,050) ON Semiconductor Corp.                                        (32,696)
(11,600) Paychex, Inc.                                                (453,792)
 (6,564) PMC - Sierra, Inc.                                            (50,740)
(20,850) QLogic Corp.                                                 (347,152)
 (5,451) Quantum Corp.                                                 (17,280)
 (6,400) Rackable Systems, Inc.                                        (79,104)
(19,100) Red Hat, Inc.                                                (425,548)
 (6,815) Salesforce.com, Inc.                                         (292,091)
(12,975) SanDisk Corp.                                                (634,997)
(12,300) Silicon Laboratories, Inc.                                   (425,703)
 (2,303) Skyworks Solutions, Inc.                                      (16,927)
 (6,483) Spansion Inc.                                                 (71,961)
 (3,100) Ultimate Software Group, Inc.                                 (89,683)
 (9,900) Unisys Corp.                                                  (90,486)
 (2,600) VeriFone Holdings, Inc.                                       (91,650)
 (8,300) Wind River Systems, Inc.                                      (91,300)
                                                                   -----------
                                                                   (12,285,843)
                                                                   -----------
MATERIALS - (1.0)%
 (1,500) Bowater, Inc.                                                 (37,425)
 (6,900) Cameco Corp.                                                 (350,106)
 (1,000) Eastman Chemical Co.                                          (64,330)
 (8,250) Ecolab, Inc.                                                 (352,275)
 (2,100) EI Du Pont de Nemours & Co.                                  (106,764)
 (4,675) Georgia Gulf Corp.                                            (84,664)
 (7,530) Goldcorp, Inc.                                               (178,386)
(21,600) Ivanhoe Mines, Ltd.                                          (307,584)
 (5,700) MeadWestvaco Corp.                                           (201,324)
 (9,400) Mosaic Co.                                                   (366,788)
 (2,225) Newmont Mining Corp.                                          (86,908)
 (9,700) PAN American Silver Corp.                                    (255,401)
 (3,300) Potash Corp. of Saskatchewan                                 (257,301)
   (900) Praxair, Inc.                                                 (64,791)
 (3,000) Ryerson, Inc.                                                (112,950)
 (4,100) UAP Holding Corp.                                            (123,574)
 (2,625) Westlake Chemical Corp.                                       (73,815)
                                                                   -----------
                                                                    (3,024,386)
                                                                   -----------

SHARES   SECURITY DESCRIPTION                                         VALUE
------   --------------------                                     ------------
TELECOMMUNICATION SERVICES - (2.1)%
 (1,356) ADC Telecommunications, Inc.                                  (24,855)
(18,200) Adtran, Inc.                                                 (472,654)
(85,058) Charter Communications, Inc.                                 (344,485)
   (609) Citadel Broadcasting Corp.                                     (3,928)
 (4,900) Comcast Corp.                                                (137,788)
 (2,200) Corning, Inc.                                                 (56,210)
(12,200) Crown Castle International Corp.                             (442,494)
 (1,845) Ctrip.com International, Ltd.                                (145,072)
 (2,720) Digital River, Inc.                                          (123,080)
 (9,783) Dobson Communications Corp.                                  (108,689)
 (8,575) Earthlink, Inc.                                               (64,055)
 (2,900) Equinix, Inc.                                                (265,263)
 (9,200) EW Scripps Co.                                               (420,348)
 (1,250) F5 Networks, Inc.                                            (100,750)
 (1,654) Global Crossing, Ltd.                                         (31,227)
   (400) Google, Inc.                                                 (209,352)
(16,800) Harte-Hanks, Inc.                                            (431,424)
 (8,529) HLTH Corp.                                                   (119,491)
(21,206) Interpublic Group of Cos., Inc.                              (241,748)
 (6,450) JDS Uniphase Corp.                                            (86,624)
 (3,200) Jupitermedia Corp.                                            (23,296)
(11,600) Knot, Inc.                                                   (234,204)
(13,800) Lee Enterprises, Inc.                                        (287,868)
(18,076) Level 3 Communications, Inc.                                 (105,745)
(13,825) NeuStar, Inc.                                                (400,510)
 (6,800) News Corp.                                                   (144,228)
 (1,920) NII Holdings, Inc.                                           (155,021)
(10,200) Openwave Systems, Inc.                                        (63,852)
 (3,948) Playboy Enterprises, Inc.                                     (44,731)
 (3,509) Powerwave Technologies, Inc.                                  (23,510)
 (1,825) Qualcomm, Inc.                                                (79,187)
 (4,775) SAVVIS, Inc.                                                 (236,410)
 (5,500) Scholastic Corp.                                             (197,670)
 (3,300) Symantec Corp.                                                (66,660)
 (3,293) Time Warner Telecom, Inc.                                     (66,189)
 (3,800) Verizon Communications, Inc.                                 (156,446)
 (5,700) Walt Disney Co.                                              (194,598)
   (312) XM Satellite Radio Holdings, Inc.                              (3,672)
                                                                  ------------
                                                                    (6,313,334)
                                                                  ------------
UTILITIES - (0.9)%
(28,440) Aqua America, Inc.                                           (639,616)
 (3,075) Cleco Corp.                                                   (75,338)
 (8,625) Consolidated Edison, Inc.                                    (389,160)
 (1,625) DTE Energy Co.                                                (78,358)
 (5,250) Duke Energy Corp.                                             (96,075)
 (5,600) Great Plains Energy, Inc.                                    (163,072)
 (6,200) Hawaiian Electric Industries, Inc.                           (146,878)
 (2,525) Idacorp, Inc.                                                 (80,901)
 (2,000) New Jersey Resources Corp.                                   (102,040)
 (2,600) Nicor, Inc.                                                  (111,592)
 (7,700) Ormat Technologies, Inc.                                     (290,136)
 (2,900) Pico Holdings, Inc.                                          (125,454)
 (1,800) Pinnacle West Capital Corp.                                   (71,730)
 (2,850) Southern Co.                                                  (97,727)
(10,225) Xcel Energy, Inc.                                            (209,306)
                                                                  ------------
                                                                    (2,677,383)
                                                                  ------------
TOTAL COMMON STOCK (COST $(103,914,780))                          (106,280,180)
                                                                  ------------
MUTUAL FUNDS - (4.9)%
 (2,300) Health Care Select Sector SPDR Fund                           (81,075)
 (5,565) iShares Dow Jones US Real Estate Index Fund                  (429,896)
 (1,350) iShares Dow Jones US Telecommunications Sector Index
         Fund                                                          (45,508)
(28,800) iShares Russell 2000 Index Fund                            (2,388,672)
(47,650) Midcap SPDR Trust Series 1                                 (7,757,897)
(38,910) Powershares QQQ                                            (1,850,949)
(16,455) Rydex S&P Equal Weight ETF                                   (841,838)
 (3,490) SPDR S&P Retail ETF                                          (151,047)
   (550) SPDR Trust Series 1                                           (82,665)
(24,500) United States Oil Fund LP                                  (1,298,500)
                                                                  ------------
Total Mutual Funds (Cost $(14,820,071))                            (14,928,047)
                                                                  ------------
TOTAL SECURITIES SOLD SHORT - % (COST ($118,734,851))             (121,208,227)
                                                                  ============

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL OPTIONS WRITTEN
JUNE 30, 2007 (Unaudited)

NUMBER OF                                         STRIKE EXPIRATION
CONTRACTS SECURITY DESCRIPTION                    PRICE     DATE       VALUE
--------- --------------------                    ------ ---------- ----------
Call Options Written (0.4)%
   (20)   Advanced Micro Devices, Inc.              20    1/21/2009     (3,000)
   (20)   Amazon.com, Inc.                          30    1/21/2009    (81,400)
   (12)   Amgen, Inc.                               60    1/21/2009     (8,040)
   (12)   Amgen, Inc.                               70    1/21/2009     (4,080)
   (20)   Anadarko Petroleum Corp.                  40    1/21/2009    (31,900)
   (12)   Apache Corp.                              60    1/21/2009    (33,000)
  (106)   Apollo Group, Inc.                        55   11/21/2007    (72,080)
   (10)   Apple, Inc.                               50    1/21/2009    (76,500)
   (40)   Applied Materials, Inc.                   15    1/21/2009    (25,400)
   (12)   Bank of America Corp.                     40    1/21/2009    (12,660)
   (10)   Bear Stearns Cos., Inc.                  130    1/21/2009    (30,200)
   (30)   Bed Bath & Beyond, Inc.                   30    1/21/2009    (29,100)
   (96)   Carter's, Inc.                            35   12/26/2007     (3,120)
   (12)   Caterpillar, Inc.                         60    1/21/2009    (27,690)
   (42)   CDW Corp.                                 85    1/23/2008    (11,550)
   (39)   CDW Corp.                                 80   10/24/2007    (25,545)
   (10)   Centex Corp.                              50    1/23/2008     (1,150)
   (12)   Centex Corp.                              40    1/21/2009     (9,660)
   (20)   Circuit City Stores, Inc.                 30    1/21/2009       (250)
   (40)   Cisco Systems, Inc.                       15    1/21/2009    (55,600)
   (20)   Comcast Corp.                             30    1/21/2009    (30,750)
   (20)   Countrywide Financial Corp.               30    1/21/2009    (21,000)
   (20)   Countrywide Financial Corp.               25    1/21/2009    (28,000)
   (16)   Dell, Inc.                                20    1/23/2008    (14,720)
   (24)   Dell, Inc.                                30    1/23/2008     (4,560)
   (12)   DR Horton, Inc.                           30    1/23/2008       (180)
  (240)   eBay, Inc.                                38    1/23/2008    (34,800)
   (20)   eBay, Inc.                                35    1/23/2008     (4,500)
   (15)   Fedex Corp.                              110    1/21/2009    (25,725)
  (219)   First Marblehead Corp.                    45   12/26/2007    (39,420)
   (20)   General Electric Co.                      30    1/23/2008    (18,100)
    (4)   Google, Inc.                             240    1/23/2008   (116,080)
   (20)   Halliburton Co.                           30    1/21/2009    (16,300)
    (5)   Hovnanian Enterprises, Class A, Inc.      50    1/23/2008        (25)
   (20)   Hovnanian Enterprises, Class A, Inc.      35    1/23/2008       (150)
   (12)   Kohl's Corp.                              50    1/21/2009    (31,200)
   (12)   Lennar Corp., Class A                     50    1/23/2008       (420)
   (24)   Lowe's Cos., Inc.                         30    1/21/2009    (12,480)
   (30)   Lowe's Cos., Inc.                         25    1/21/2009    (24,900)
   (12)   Merrill Lynch & Co., Inc.                 55    1/21/2009    (38,460)
   (20)   Microsoft Corp.                           20    1/21/2009    (21,400)
   (81)   Midcap SPDR Trust Series 1               170    9/26/2007    (25,110)
   (12)   Morgan Stanley                            50    1/21/2009    (43,980)
   (20)   Nike, Inc.                                40    1/21/2009    (41,700)
   (12)   Proctor & Gamble Co.                      50    1/21/2009    (17,040)
   (32)   Pulte Homes, Inc.                         25    1/21/2009    (11,840)
   (10)   Ryland Group, Inc.                        30    1/21/2009    (11,550)
   (12)   Ryland Group, Inc.                        60    1/23/2008       (210)
   (12)   Ryland Group, Inc.                        40    1/21/2009     (7,440)
   (10)   Schlumberger, Ltd.                        60    1/21/2009    (30,700)
   (45)   SLM Corp.                                 55    1/23/2008    (20,475)
   (12)   Target Corp.                              40    1/21/2009    (32,100)
   (23)   The St. Joe Co.                           55   12/26/2007     (2,645)
   (20)   Toll Brothers, Inc.                       30    1/23/2008     (2,100)
   (12)   United Technologies Corp.                 50    1/21/2009    (28,680)
   (78)   Yahoo!, Inc.                              33    7/25/2007       (780)
   (20)   Yahoo!, Inc.                              30    1/23/2008     (3,780)
                                                                    ----------
TOTAL CALL OPTIONS WRITTEN (COST $(1,188,026))                      (1,305,225)
                                                                    ----------

ADR        American Depositary Receipt
FHLMC      Federal Home Loan Mortgage Corporation
FNMA       Federal National Mortgage Association
PLC        Public Limited Company
PO         Principal Only
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit
(a)        Non-income producing security.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933.
           At the period end, the value of these securities amounted to $12,518,898 or 4.1% of net assets.
(c)        Variable Rate Security.
(d) Securities are currently on default and are on scheduled interest or principal payment.
(e)        Zero coupon bond. Interest rate presented is yield to maturity.
(f) Affiliated company due to Loomis, Sayles & Company, LP being a subadvisor of the fund.
           Transactions during the period with Loomis Sayles Investment Grade Fixed Income Fund which is an affiliate are as follows:

SHARES HELD                               SHARES HELD    VALUE
AS OF BEGINNING OF     GROSS     GROSS    AS OF END OF  JUNE 30,  INVESTMENT
PERIOD               ADDITIONS REDUCTIONS    PERIOD       2007      INCOME
------------------   --------- ---------- ------------ ---------- ----------
264,898               $48,896     $--       268,754    $3,413,173  $48,896

(g) All or a portion of this security is held as collateral for securities sold short.
(h)        When issued security
(i) Debt obligation initially issued at one coupon rate which converts to a higher coupon rate Carmax, Inc. (a) (g)
(j) Security fair valued in accordance with procedures adopted by the Board of Trustees.
(k) Holders of Comdisco Holding Co., Inc. were issued contingent equity distribution rights pursuant to the Comdisco, Inc. First Amended Joint Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.
           CEC Entertainment, Inc. (a) (g)

At June 30, 2007, the Fund held the following futures contract:

                                     NOTIONAL
                         EXPIRATION  CONTRACT
CONTRACT       TYPE         DATE      VALUE    DEPRECIATION
--------   ------------- ---------- ---------- ------------
(375)      Short S&P 500 9/21/2007  28,413,750   (619,688)
           E-Mini Future
--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                      $ 30,982,536
Gross Unrealized Depreciation                       (12,631,924)
                                                   ------------
Net Unrealized Appreciation (Depreciation)         $ 18,350,612
                                                   ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI- ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

AUSTIN GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (Unaudited)

SHARES  SECURITY DESCRIPTION                                           VALUE
------  --------------------                                         ----------
COMMON STOCKS - 99.4%
BELGIUM - 2.5%
 12,100 Nationale A Portefeuille                                     $  875,950
 30,309 RHJ International (a)                                           599,000
                                                                     ----------
                                                                      1,474,950
                                                                     ----------
BERMUDA - 1.3%
 45,000 Golar LNG, Ltd.                                                 749,700
                                                                     ----------
CANADA - 8.6%
 90,000 Canfor Corp. (a)                                              1,138,096
 35,000 EnCana Corp.                                                  2,150,750
  1,000 Fairfax Financial Holdings, Ltd.                                191,670
 25,000 Fording Canadian Coal Trust                                     820,500
  6,500 Suncor Energy, Inc.                                             584,480
  6,000 West Fraser Timber Co., Ltd.                                    234,097
                                                                     ----------
                                                                      5,119,593
                                                                     ----------
FRANCE - 5.8%
  5,000 Cap Gemini SA                                                   367,987
  4,821 CNP Assurances                                                  619,633
  5,512 Eurazeo                                                         799,100
  9,000 L'Oreal SA                                                    1,069,645
  4,000 Remy Cointreau SA                                               300,237
  1,000 Societe Fonciere Financiere et de Participations                312,690
                                                                     ----------
                                                                      3,469,292
                                                                     ----------
GERMANY - 3.3%
  2,000 Bilfinger Berger AG                                             177,787
 70,000 Infineon Technologies AG (a)                                  1,160,744
  4,551 Merck KGaA                                                      624,049
                                                                     ----------
                                                                      1,962,580
                                                                     ----------
GREECE - 0.5%
  5,000 Coca Cola Hellenic Bottling Co. SA                              230,118
 38,000 Sciens International Investments and Holdings SA (a)             93,618
                                                                     ----------
                                                                        323,736
                                                                     ----------
HONG KONG - 12.5%
110,000 Cheung Kong Holdings, Ltd.                                    1,440,520
 52,000 Guoco Group, Ltd.                                               729,519
125,000 Hang Lung Properties, Ltd.                                      430,819
160,000 Henderson Land Development Co., Ltd.                          1,089,598
160,000 Hutchison Whampoa, Ltd.                                       1,588,869
 30,172 Jardine Matheson Holdings, Ltd.                                 718,094
320,000 Liu Chong Hing Investment                                       498,452
200,000 Swire Pacific, Ltd., Class B                                    429,189
206,000 Wheelock & Co., Ltd.                                            530,846
                                                                     ----------
                                                                      7,455,906
                                                                     ----------
ITALY - 0.5%
 26,053 Davide Campari-Milano SpA                                       273,490
                                                                     ----------
JAPAN - 9.9%
 80,000 Aioi Insurance Co., Ltd.                                        520,362
 15,000 Chudenko Corp.                                                  252,142
 40,000 Kandenko Co., Ltd.                                              226,075
 10,500 Millea Holdings, Inc.                                           431,443
 75,000 Mitsui Sumitomo Insurance Co., Ltd.                             963,498
150,000 Nippon Sheet Glass Co., Ltd.                                    685,777
 36,200 Nissin Healthcare Food Service Co., Ltd.                        470,340
  7,000 Ono Pharmaceutical Co., Ltd.                                    371,188
 10,000 T Hasegawa Co., Ltd.                                            166,876
 25,000 Taihei Dengyo Kaisha, Ltd.                                      189,817
 35,000 Toyota Industries Corp.                                       1,628,568
                                                                     ----------
                                                                      5,906,086
                                                                     ----------
MEXICO - 0.9%
150,000 Embotelladoras Arca SAB de CV                                   549,807
                                                                     ----------
NETHERLANDS - 7.7%
 34,212 ABN AMRO Holding NV                                           1,576,878
 14,000 Akzo Nobel NV                                                 1,212,102
  7,000 Chicago Bridge & Iron Co. NV                                    264,180
 25,000 Heineken Holding NV                                           1,297,800
  3,000 Randstad Holding NV                                             238,985
                                                                     ----------
                                                                      4,589,945
                                                                     ----------
NORWAY - 1.9%
 30,000 Farstad Shipping A/S                                            829,235
300,000 Marine Harvest (a)                                              326,607
                                                                     ----------
                                                                      1,155,842
                                                                     ----------

 SHARES    SECURITY DESCRIPTION                                        VALUE
 ------    --------------------                                     -----------
 SINGAPORE - 0.2%
   205,000 Metro Holdings, Ltd.                                         143,272
                                                                    -----------
 SOUTH KOREA - 3.9%
     6,000 Nong Shim Holdings Co., Ltd.                                 601,787
       961 Pacific Corp.                                                177,992
     5,500 SK Telecom Co., Ltd.                                       1,268,887
    25,000 Tae Young Corp.                                              297,861
                                                                    -----------
                                                                      2,346,527
                                                                    -----------
 SWEDEN - 2.3%
    55,000 Investor AB, Class A                                       1,403,307
                                                                    -----------
 SWITZERLAND - 6.2%
    10,000 Compagnie Financiere Richemont SA, Class A                   601,719
     3,000 Medisize Holding AG                                          235,776
     3,000 Nestle SA                                                  1,144,495
    25,000 Novartis AG                                                1,412,198
     3,007 Pargesa Holding SA                                           336,764
                                                                    -----------
                                                                      3,730,952
                                                                    -----------
 TAIWAN - 0.9%
 3,500,000 Hotung Investment Holdings, Ltd.                             525,000
                                                                    -----------
 UNITED KINGDOM - 6.7%
   150,000 Brit Insurance Holdings plc                                1,036,794
     9,069 British Land Co. plc                                         244,001
    10,000 Diageo plc ADR                                               833,100
    76,544 HSBC Holdings plc                                          1,406,240
     1,500 Rio Tinto plc ADR                                            459,180
                                                                    -----------
                                                                      3,979,315
                                                                    -----------
 UNITED STATES - 23.8%
    35,000 Applied Materials, Inc.                                      695,450
    40,000 AVX Corp.                                                    669,600
    40,000 Boston Scientific Corp. (a)                                  613,600
    35,000 Bristol-Myers Squibb Co.                                   1,104,600
     5,000 Coherent, Inc. (a)                                           152,550
    25,000 Home Depot, Inc.                                             983,750
    50,000 IDT Corp., Class B                                           516,000
    30,000 Intel Corp.                                                  712,800
     8,000 Mellon Financial Corp.                                       352,000
    30,000 Mueller Water Products, Inc., Class A                        511,800
    40,000 News Corp., Class A                                          848,400
    42,000 Schering-Plough Corp.                                      1,278,480
    30,000 Spectra Energy Corp.                                         778,800
     9,000 St. Joe Co.                                                  417,060
    75,000 Sycamore Networks, Inc. (a)                                  301,500
    10,000 Tejon Ranch Co. (a)                                          442,000
    50,000 Tellabs, Inc. (a)                                            538,000
    70,000 Time Warner, Inc.                                          1,472,800
     2,000 United Parcel Service, Inc., Class B                         146,000
    27,000 Wal-Mart Stores, Inc.                                      1,298,970
    10,000 Watts Water Technologies, Inc., Class A                      374,700
                                                                    -----------
                                                                     14,208,860
                                                                    -----------
 TOTAL COMMON STOCKS (Cost $41,710,459)                              59,368,160
 PREFERRED STOCK - 0.3%
 UNITED STATES - 0.3%
     3,650 Tri-Continental Corp., 0.63% (Cost $162,259)                 155,490
                                                                    -----------
 TOTAL INVESTMENTS -- 99.7% (Cost $41,872,718)*                      59,523,650
 OTHER ASSETS AND LIABILITIES, NET -- 0.3%                              182,403
                                                                    -----------
 NET ASSETS -- 100.0%                                               $59,706,053
                                                                    ===========

ADR American Depositary Receipt.
(a) Non-incomeproducing security.

--------
*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                                $ 17,912,479
Gross Unrealized Depreciation                                    (261,547)
                                                             ------------
Net Unrealized Appreciation (Depreciation)                   $ 17,650,932
                                                             ============

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (Unaudited)

 PRINCIPAL  SECURITY DESCRIPTION           CURRENCY RATE  MATURITY VALUE IN USD
 ---------  --------------------           -------- ----  -------- ------------
 FOREIGN BONDS - 76.8%
 AGENCY - 4.2
 2,000,000  Bank Nederlandse Gemeenten
            Series EMTN                      EUR    4.63% 08/17/07 $ 2,708,459
 1,400,000  Province of Ontario              CAD    4.38% 09/10/07   1,313,105
                                                                   -----------
                                                                     4,021,564
                                                                   -----------
 BANKS - 12.6%
 1,000,000  ABN AMRO Bank NV Series EMTN     EUR    4.13% 09/30/07   1,353,267
 8,100,000  Co-Op Centrale Rabobank
            Nederland Series EMTN            SEK    5.25% 07/10/07   1,184,541
 3,600,000  Depfa Pfandbriefbank Series
            EMTN                             CHF    1.75% 02/18/08   2,927,886
 8,900,000  Landesbank Schleswig-Holstein
            Giroz Series EMTN                SEK    4.50% 01/10/08   1,304,429
 2,200,000  Oesterreichische Kontrollbank
            AG Series EMTN                   AUD    5.50% 08/03/07   1,864,611
 7,200,000  Rabobank Nederland Series EMTN   NOK    4.25% 07/25/07   1,220,270
 5,800,000  Rabobank Nederland Series EMTN   NOK    7.00% 07/10/07     983,805
 1,720,000  Westpac Trust SEC NZ, Ltd.
            Series EMTN                      NZD    6.75% 09/07/07   1,321,699
                                                                   -----------
                                                                    12,160,508
                                                                   -----------
 ENERGY - 3.1%
 1,500,000  Total Capital SA Series EMTN     GBP    5.00% 09/10/07   3,004,717
                                                                   -----------
 GOVERNMENT - CANADA - 6.5%
 2,240,000  Canadian Government              CAD    2.75% 12/01/07   2,087,372
 4,500,000  Canadian Government              CAD    4.50% 09/01/07   4,222,784
                                                                   -----------
                                                                     6,310,156
                                                                   -----------
 GOVERNMENT - EURO-ZONE - GERMANY,
   FINLAND, NETHERLANDS, OR AUSTRIA
   REPECTIVELY - 17.7%
 7,000,000  Bundesobligation Series 140      EUR    4.50% 08/17/07   9,478,365
 2,000,000  Finnish Government               EUR    5.00% 07/04/07   2,707,276
 1,000,000  Netherlands Government           EUR    2.50% 01/15/08   1,340,881
 2,600,000  Republic of Austria
            Series 97 5                      EUR    5.63% 07/15/07   3,520,637
                                                                   -----------
                                                                    17,047,159
                                                                   -----------
 GOVERNMENT - SWEDEN - 0.9%
 6,000,000  Sweden Government Bond           SEK    8.00% 08/15/07     881,419
                                                                   -----------
 GOVERNMENT - SWITZERLAND - 2.4%
 2,800,000  Switzerland Government Bond      CHF    4.25% 01/08/08   2,311,198
                                                                   -----------
 MORTGAGE - 2.4%
 1,700,000  Allgemeine Hypobk Rheinboden
            Series 489                       EUR    5.25% 01/15/08   2,308,392
                                                                   -----------
 SOVEREIGN - 17.6%
 2,000,000  Kreditanstalt Fuer
            Wiederaufbau Series INTL         EUR    3.00% 11/15/07   2,694,235
 1,700,000  La Poste                         CHF    3.38% 07/10/07   1,391,894
 8,400,000  Landwirtschaftliche
            Rentenbank Series EMTN           CAD    4.00% 10/04/07   7,871,341
 4,400,000  New Zealand Government Series
            EMTN                             NOK    6.25% 01/30/08     750,187
 5,000,000  Swedish Export Credit Series
            EMTN                             AUD    5.25% 09/19/07   4,228,313
                                                                   -----------
                                                                    16,935,970
                                                                   -----------
 SUPRANATIONAL - 9.4%
 2,600,000  Council of Europe Series EMTN    AUD    5.25% 10/30/07   2,195,754
 1,300,000  European Investment Bank         CHF    3.75% 01/21/08   1,070,177
 3,000,000  European Investment Bank
            Series INTL                      EUR    2.63% 10/15/07   4,042,964
 2,100,000  Inter-American Development
            Bank                             CHF    3.00% 10/22/07   1,720,809
                                                                   -----------
                                                                     9,029,704
                                                                   -----------
 Total Foreign Bonds
 (Cost $73,175,792)                                                 74,010,787
                                                                   -----------
 SHARES
 ------
 EXCHANGE TRADED FUND - 6.5%
 97,500     streetTRACKS Gold Trust
            (Cost $6,170,120)                                        6,265,350
                                                                   -----------
 PRINCIPAL
 ---------
 SHORT-TERM INVESTMENT - 1.5%
 MONEY MARKET DEPOSIT ACCOUNT - 1.5%
 $1,480,951 Citibank Money Market Deposit
            Account, 5.02%
            (Cost $1,480,951)                                        1,480,951
                                                                   -----------
 TIME DEPOSIT 7.9%
 5,600,123  Euro Time Deposit
            (Cost $7,523,520)                EUR    3.85% 08/30/07   7,580,538
                                                                   -----------
 Total Investments -- 92.7%
 (Cost $88,350,383)*                                                89,337,626
                                                                   -----------
 FOREIGN CURRENCIES - 5.2%
            Australian Dollar - 0.1%                                    45,182
            Canadian Dollar - 0.0%                                      33,966
            Swiss Franc - 0.1%                                          81,477
            Euro - 2.6%                                              2,531,227
            British Pounds - 0.7%                                      682,512
            Norwegian Krona - 0.8%                                     816,023
            New Zealand Dollar - 0.1%                                   36,977
            Swedish Krona - 0.8%                                       757,956
                                                                   -----------
 Total Foreign Currencies
 (Cost $4,935,295)                                                   4,985,320
                                                                   -----------
 OTHER ASSETS AND LIABILITIES, NET -- 2.1%                           1,993,242
                                                                   -----------
 NET ASSETS -- 100.0%                                              $96,316,188
                                                                   ===========

AUD  Australian Dollar
CAD  Canadian Dollar
CHF  Swiss Franc
EUR  Euro
GBP  British Pounds
NOK  Norwegian Krona
NZD  New Zealand Dollar
SEK  Swedish Krona

EMTN European Medium Term Note

At June 30, 2007, the Fund held the following futures contracts:

   CONTRACTS    TYPE     EXPIRATION DATE NOTIONAL CONTRACT VALUE DEPRECIATION
   --------- ----------- --------------- ----------------------- ------------
      19     Gold 100 oz     08/2007           $1,236,710         $(32,870)
--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation              $ 1,116,654
Gross Unrealized Depreciation                 (129,411)
                                           -----------
Net Unrealized Appreciation (Depreciation) $   987,243
                                           ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

PAYSON TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2007 (Unaudited)

SHARES       SECURITY DESCRIPTION                                      VALUE
------       --------------------                                   -----------
COMMON STOCK - 99.4%
CONSUMER CYCLICAL - 16.0%
     15,000  Harley Davidson, Inc.                                  $   894,150
     37,000  Home Depot, Inc.                                         1,455,950
      7,000  Johnson Controls, Inc.                                     810,390
     27,000  Thor Industries, Inc.                                    1,218,780
     31,500  TJX Cos., Inc.                                             866,250
                                                                    -----------
                                                                      5,245,520
                                                                    -----------
CONSUMER STAPLES - 9.2%
     10,000  Altria Group, Inc.                                         701,400
     16,300  Avon Products, Inc.                                        599,025
     14,000  Medtronic, Inc.                                            726,040
     20,100  Wal-Mart Stores, Inc.                                      967,011
                                                                    -----------
                                                                      2,993,476
                                                                    -----------
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 3.7%
     51,000  Intel Corp.                                              1,211,760
                                                                    -----------
ENERGY - 13.3%
      5,000  Anadarko Petroleum Corp.                                   259,950
     29,000  Chesapeake Energy Corp.                                  1,003,400
     14,950  Chevron Corp.                                            1,259,388
     17,000  ConocoPhillips                                           1,334,500
      6,000  Exxon Mobil Corp.                                          503,280
                                                                    -----------
                                                                      4,360,518
                                                                    -----------
FINANCIAL - 12.4%
     11,100  American International Group, Inc.                         777,333
     24,000  Bank of America Corp.                                    1,173,360
     23,350  Citigroup, Inc.                                          1,197,622
      5,000  First Marblehead Corp.                                     193,200
     20,000  Wells Fargo & Co.                                          703,400
                                                                    -----------
                                                                      4,044,915
                                                                    -----------
HEALTH CARE - 13.3%
     15,000  Amgen, Inc.(a)                                             829,350
     24,000  Johnson & Johnson                                        1,478,880
     60,000  Pfizer, Inc.                                             1,534,200
     10,000  United Health, Inc.                                        511,400
                                                                    -----------
                                                                      4,353,830
                                                                    -----------
INDUSTRIALS - 17.1%
     11,700  3M Co.                                                   1,015,443
     10,900  General Dynamics Corp.                                     852,598
     25,000  Graco, Inc.                                              1,007,000
     23,000  Ingersoll-Rand Co., Ltd., Class A                        1,260,860
     10,000  United Technologies Corp.                                  709,300
     15,000  USG Corp.(a)                                               735,600
                                                                    -----------
                                                                      5,580,801
                                                                    -----------
TECHNOLOGY - 14.4%
36,000       Cisco Systems, Inc.(a)                                   1,002,600
      9,000  Dell, Inc.(a)                                              256,950
      8,000  IBM                                                        842,000
     21,000  Microsoft Corp.                                            618,870
     41,000  Nokia OYJ, ADR                                           1,152,510
     42,000  Oracle Corp.(a)                                            827,820
                                                                    -----------
                                                                      4,700,750
                                                                    -----------
Total Common Stock (cost $25,353,394)                                32,491,570

 PRINCIPAL                                          RATE  MATURITY
 ---------                                          ----  --------
 MORTGAGE-BACKED SECURITIES - 0.0%
 200,000 GNMA Pool #394795 (cost $4,188)            7.50% 10/15/10       4,268
                                                                   -----------
 SHORT-TERM INVESTMENTS - 1.5%

 MONEY MARKET DEPOSIT ACCOUNT - 0.2%

 54,718 Citibank Money Market Deposit,
          5.02% (cost $54,618)                                          54,618
                                                                   -----------
 SHARES
 ------
 MONEY MARKET FUND - 1.3%
 429,332 CitiSM Institutional Trust Liquid
          Reserves, Class A, 5.26% (cost $429,332)                     429,332
                                                                   -----------
 Total Short-Term Investments (cost $483,950)                          483,950
                                                                   -----------
 TOTAL INVESTMENTS - 100.9% (COST $25,841,532)*                     32,979,788
 OTHER ASSETS AND LIABILITIES, NET - (0.9)%                           (302,717)
                                                                   -----------
 NET ASSETS - 100.0%                                               $32,677,071
                                                                   -----------

ADR  American Depositary Receipt
GNMA Government National Mortgage Association
(a)  Non-income producing security

--------
* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                      $7,559,671
Gross Unrealized Depreciation                        (421,415)
                                                   ----------
Net Unrealized Appreciation (Depreciation)         $7,138,256
                                                   ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      ---------------------------------
      Simon D. Collier,
      President & Principal Executive Officer

Date: 8/29/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      ---------------------------------
      Simon D. Collier, President & Principal
      Executive Officer

Date: 8/29/07

By:   /s/ Trudance L.C. Bakke
      ---------------------------------
      Trudance L.C. Bakke, Principal
      Financial Officer

Date: 8/29/07